                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4647

                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 8/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
RIVERSOURCE NEW YORK TAX-EXEMPT FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
AUGUST 31, 2009
(Prospectus also enclosed)

EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH
LEVEL OF INCOME GENERALLY EXEMPT FROM FEDERAL INCOME
TAX AS WELL AS FROM THE RESPECTIVE STATE AND LOCAL
INCOME TAX.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

  RiverSource California Tax-Exempt
     Fund..........................    2

  RiverSource Minnesota Tax-Exempt
     Fund..........................    5

  RiverSource New York Tax-Exempt
     Fund..........................    8

Manager Commentary.................   11

The Funds' Long-term Performance...   20

Fund Expenses Examples.............   26

Portfolios of Investments..........   30

Statements of Assets and
  Liabilities......................   59

Statements of Operations...........   61

Statements of Changes in Net
  Assets...........................   62

Financial Highlights...............   65

Notes to Financial Statements......   77

Report of Independent Registered
  Public Accounting Firm...........   94

Federal Income Tax Information.....   96

Board Members and Officers.........   98

Approval of Investment Management
  Services Agreement...............  102

Proxy Voting.......................  105



RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund are, singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds."


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource California Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource California Tax-Exempt Fund's Class A shares, excluding sales charge, rose 3.59% for the 12 months ended Aug. 31, 2009. The Fund underperformed the Barclays Capital Municipal Bond California 2 Plus Year Index which advanced 4.18%. The Fund outperformed the Lipper California Municipal Debt Funds Index, which gained 1.25% for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index was up 5.67% for the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Aug. 31, 2009)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
RiverSource California Tax-Exempt
  Fund
  Class A (excluding sales
  charge)                          +3.59%   +2.35%   +3.10%   +4.33%
---------------------------------------------------------------------
Barclays Capital Municipal Bond
  California 2 Plus Year Index
  (unmanaged)                      +4.18%   +3.36%   +3.98%   +5.36%
---------------------------------------------------------------------
Barclays Capital Municipal Bond
  Index (unmanaged)                +5.67%   +4.14%   +4.15%   +5.40%
---------------------------------------------------------------------
Lipper California Municipal Debt
  Funds Index                      +1.25%   +1.32%   +2.65%   +4.28%
---------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT AUG. 31, 2009
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   +3.59%   +2.35%   +3.10%   +4.33%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +2.81%   +1.59%   +2.33%   +3.55%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +2.60%   +1.52%   +2.32%     N/A      +3.59%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -1.33%   +0.71%   +2.10%   +3.82%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -2.14%   +0.67%   +1.99%   +3.55%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +1.62%   +1.52%   +2.32%     N/A      +3.59%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource California Tax-Exempt Fund


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    19.2 years
--------------------------------------
Effective duration(2)        8.6 years
--------------------------------------
Weighted average bond
  rating(3)                         A+
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------
4  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Minnesota Tax-Exempt Fund's Class A shares, excluding sales charge, gained 5.50% for the 12 months ended Aug. 31, 2009. The Fund underperformed the Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index which rose 7.32%, but outperformed the Lipper Minnesota Municipal Debt Funds Index, which was up 4.65%, for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index was up 5.67% for the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Aug. 31, 2009)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt
  Fund
  Class A (excluding sales
  charge)                          +5.50%   +3.41%   +3.32%   +4.39%
---------------------------------------------------------------------
Barclays Capital Municipal Bond
  Minnesota 3 Plus Year Enhanced
  Index (unmanaged)                +7.32%   +4.99%   +4.63%   +5.65%
---------------------------------------------------------------------
Barclays Capital Municipal Bond
  Index (unmanaged)                +5.67%   +4.14%   +4.15%   +5.40%
---------------------------------------------------------------------
Lipper Minnesota Municipal Debt
  Funds Index                      +4.65%   +3.10%   +3.41%   +4.53%
---------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT AUG. 31, 2009
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   +5.50%   +3.41%   +3.32%   +4.39%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +4.50%   +2.63%   +2.55%   +3.61%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +4.51%   +2.63%   +2.54%     N/A      +3.85%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   +0.49%   +1.74%   +2.32%   +3.89%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -0.50%   +1.69%   +2.19%   +3.61%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +3.51%   +2.63%   +2.54%     N/A      +3.85%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
6  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    15.7 years
--------------------------------------
Effective duration(2)        6.7 years
--------------------------------------
Weighted average bond
  rating(3)                        AA-
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource New York Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource New York Tax-Exempt Fund's Class A shares, excluding sales charge, advanced 4.62% for the 12 months ended Aug. 31, 2009. The Fund underperformed the Barclays Capital Municipal Bond New York 4 Plus Year Index which rose 5.88%. However, the Fund outperformed the Lipper New York Municipal Debt Funds Index, which gained 3.49% for the same period.

> A broad barometer applicable to each of the Funds, the Barclays Capital
  Municipal Bond Index was up 5.67% for the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Aug. 31, 2009)
--------------------------------------------------------------------------------


                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund
  Class A (excluding sales charge)    +4.62%   +2.91%   +3.11%   +4.33%
------------------------------------------------------------------------
Barclays Capital Municipal Bond New
  York 4 Plus Year Index (unmanaged)  +5.88%   +4.32%   +4.38%   +5.72%
------------------------------------------------------------------------
Barclays Capital Municipal Bond
  Index (unmanaged)                   +5.67%   +4.14%   +4.15%   +5.40%
------------------------------------------------------------------------
Lipper New York Municipal Debt Funds
  Index                               +3.49%   +2.50%   +3.11%   +4.49%
------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
8  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT AUG. 31, 2009
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   +4.62%   +2.91%   +3.11%   +4.33%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +3.83%   +2.13%   +2.34%   +3.55%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +3.84%   +2.13%   +2.34%     N/A      +3.74%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -0.35%   +1.25%   +2.12%   +3.82%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -1.17%   +1.20%   +1.99%   +3.55%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +2.84%   +2.13%   +2.34%     N/A      +3.74%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource New York Tax-Exempt Fund


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     18 years
-------------------------------------
Effective duration(2)         7 years
-------------------------------------
Weighted average bond
  rating(3)                       AA-
-------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


--------------------------------------------------------------------------------
10  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholder,

Each of the RiverSource State Tax-Exempt Funds underperformed its respective Barclays Capital benchmark index, but each outperformed its respective Lipper peer group for the 12 months ended Aug. 31, 2009. All Fund returns are for Class A shares, excluding sales charge, and all returns are for the 12 months ended Aug. 31, 2009. All Lipper categories represent the respective Fund's peer group.

  > RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND rose 3.59%. The Fund underperformed the Barclays Capital Municipal Bond California 2 Plus Year Index (formerly known as the Lehman Brothers California 2 Plus Year Municipal Bond Index), which advanced 4.18%. The Fund outperformed the Lipper California Municipal Debt Funds Index, which gained 1.25% for the same period.

  > RIVERSOURCE MINNESOTA TAX-EXEMPT FUND gained 5.50%. The Fund underperformed the Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index (formerly known as the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index), which rose 7.32%, but outperformed the Lipper Minnesota Municipal Debt Funds Index, which was up 4.65%, for the same period.

  > RIVERSOURCE NEW YORK TAX-EXEMPT FUND advanced 4.62%. The Fund underperformed the Barclays Capital Municipal Bond New York 4 Plus Year Index (formerly known as the Lehman Brothers New York 4 Plus Year Municipal Bond Index), which rose 5.88%. However, the Fund outperformed the Lipper New York Municipal Debt Funds Index, which gained 3.49% for the same period.

A broad barometer applicable to each of the Funds, the Barclays Capital Municipal Bond Index was up 5.67% for the same 12-month period.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------


RiverSource California Tax-Exempt Fund

QUALITY BREAKDOWN (at Aug. 31, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                   8.2%
------------------------------------------------
AA bonds                                   31.5%
------------------------------------------------
A bonds                                    46.4%
------------------------------------------------
BBB bonds                                   9.9%
------------------------------------------------
Non-investment grade bonds                  2.8%
------------------------------------------------
Non-rated bonds                             1.2%
------------------------------------------------


Ratings for 5.8% of the bond portfolio assets were determined through internal analysis.

RiverSource Minnesota Tax-Exempt Fund

QUALITY BREAKDOWN (at Aug. 31, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                  27.3%
------------------------------------------------
AA bonds                                   20.2%
------------------------------------------------
A bonds                                    35.6%
------------------------------------------------
BBB bonds                                  10.4%
------------------------------------------------
Non-investment grade bonds                  4.9%
------------------------------------------------
Non-rated bonds                             1.6%
------------------------------------------------


Ratings for 0.9% of the bond portfolio assets were determined through internal analysis.

RiverSource New York Tax-Exempt Fund

QUALITY BREAKDOWN (at Aug. 31, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                  24.5%
------------------------------------------------
AA bonds                                   45.4%
------------------------------------------------
A bonds                                    15.8%
------------------------------------------------
BBB bonds                                   8.0%
------------------------------------------------
Non-investment grade bonds                  6.3%
------------------------------------------------


Ratings for 1.3% of the bond portfolio assets were determined through internal analysis.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, (the Investment Manager), rates a security using an internal rating system when Moody's doesn't provide a rating.

SIGNIFICANT PERFORMANCE FACTORS
Generating positive absolute returns, the tax-exempt fixed income market significantly outpaced the U.S. equity market but underperformed the

--------------------------------------------------------------------------------
12  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


taxable fixed income market for the fiscal year. That said, the performance of the tax-exempt fixed income market can be divided into two distinct portions during the 12 months ended Aug. 31, 2009.

From the start of the fiscal year in September 2008 through the end of the calendar year, the tax-exempt bond market faced significant challenges. The bankruptcy of Lehman Brothers in mid-September forced a number of financial institutions to go out of business, either by merging with other institutions or through takeover by the U.S. government. Liquidity dried up and demand for municipal bonds dramatically slowed as the institutional buyer base shrunk considerably due to consolidation within the industry and balance sheet pressures among the survivors. There was a great deal of deleveraging (forced selling) by hedge funds, and after-shocks from the unwinding of tender option bond programs.* Investors grew increasingly cautious. At the same time, supply was largely sidelined and/or postponed due to the lack of demand. Given these difficult conditions, by the end of December the ratio of 10-year municipal bond yields to 10-year Treasury yields had reached a new historical high of 186%. The slope of the tax-exempt bond yield curve steepened significantly during these months as longer-dated municipal bond yields rose and short-term tax-exempt yields, driven largely by the Federal Reserve System's (the Fed's) dramatic interest rate cuts, declined.

In January 2009, demand for municipal securities began to increase, boosted by the entry (or re-entry) of several big name crossover, institutional and individual buyers into the tax-exempt market and by the introduction of several federal stimulus programs. For example, the American Recovery and Reinvestment Act (ARRA), signed into law in February 2009, created new demand for municipal bonds via provisions that altered the Tax Equity and Fiscal Responsibility Act (TEFRA) of 1982 and the Tax Reform Act (TRA) of 1986. Among ARRA's provisions were those that increased the limits on Bank Qualified** bonds, provided relief in the Alternative Minimum Tax (AMT) rules, expanded tax-exempt financing opportunities for select manufacturing facilities and created new forms of tax-exempt bonds. ARRA also created a new Build America Bond program, which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010 to finance any capital expenditures for which they otherwise could issue tax-exempt government bonds. State and local governments receive a direct federal subsidy payment for a portion of their borrowing costs on Build America

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  13

MANAGER COMMENTARY (continued) -------------------------------------------------



Bonds equal to 35% of the total coupon interest paid to investments. This new program was intended to assist state and local governments in financing capital projects at lower borrowing costs and to stimulate the economy and create jobs. It also would take supply out of the municipal bond market, especially at the longer end of the tax-exempt bond yield curve. The first Build America Bond deal came to market in April 2009.

As the municipal bond market rallied, yields were driven lower and, from January through August 2009, the tax-exempt bond yield curve flattened significantly, meaning that the difference in yields between shorter-term and longer-term municipal securities narrowed. During these same months, flows into municipal bond mutual funds were very strong, as expectations of higher marginal personal income tax rates ahead and concerns regarding reduced municipal bond supply dominated. Lower-quality, higher-yielding municipal bonds outperformed their higher-quality, lower-yielding counterparts, and longer-dated municipal bonds outperformed shorter-maturity tax-exempt securities. The ratio of 10-year municipal bond yields to 10-year Treasury yields plummeted in 2009 (year-to-date through August 31) toward an historical average of approximately 80%. It is well worth noting that for the first eight months of 2009, the tax-exempt fixed income market significantly outperformed the U.S. Treasury market.

For the fiscal year as a whole, yields declined across the tax-exempt bond yield curve, or spectrum of maturities, with the yield curve steepening, as yields fell more at the shorter-term end of the yield curve than at the longer-term end.

Each of the RiverSource State Tax-Exempt Funds benefited from yield curve positioning. As long-term municipal bond yields rose and short-term municipal bond yields fell during the early portion of the annual period, the Funds benefited from the yield curve steepening bias we had implemented several months earlier. Early in 2009, we then took on a yield curve flattening bias in the Funds, with an emphasis on securities at the longer-term end of the yield curve. Such positioning proved prudent, as the tax-exempt bond yield curve, as mentioned, indeed did flatten year-to-date through Aug. 31, 2009. Another positive contributing factor to each of the three Funds' performance during this annual period was duration positioning. Early in 2009, we actively lengthened each Funds' duration, which were already modestly longer than each Fund's respective

--------------------------------------------------------------------------------
14  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Barclays Capital benchmark index. Lengthening the Funds' duration helped as tax-exempt bond rates subsequently declined. Duration is a measure of a fund's sensitivity to changes in interest rates.

Further boosting the three Funds' results, relative to their respective Barclays Capital benchmark indices, was having a sizable allocation to utilities, which outperformed other areas of the Barclays Capital Municipal Bond Index during the fiscal year. Individual issue selection within the utility sector also was effective. An increased exposure to higher-quality higher education bonds further buoyed all three Funds' performance, as the education sector generated strong returns during the period. Having only modest exposure to high-yield and non-investment grade municipal bonds benefited the Funds' results as well, as lower-quality sectors of the market such as these underperformed higher-quality sectors during the fiscal period overall.

RiverSource New York Tax-Exempt Fund and RiverSource California Tax-Exempt Fund both benefitted during the fiscal period from their sizable holdings in single-family housing bonds. Single-family housing was one of the best performing areas within the Barclays Capital Municipal Bond Index during the 12 months ended Aug. 31, 2009. Effective issue selection within the health care sector benefited RiverSource Minnesota Tax-Exempt Fund, more than offsetting the impact of its sizable exposure to this underperforming sector. However, such allocation positioning to the health care sector in RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund outweighed issue selection and thus detracted.

In all three Funds, having only a modest position in general obligation bonds detracted most, as general obligation bonds outperformed revenue bonds during the fiscal year. Individual issue selection among general obligation bonds also weighed negatively on performance.

Finally, a significant allocation to bonds rated A across a variety of sectors detracted from the performance of all three Funds. Similarly, RiverSource New York Tax-Exempt Fund's and RiverSource Minnesota Tax-Exempt Fund's sizable positions in bonds rated BBB across a variety of sectors negatively impacted the performance of these Funds. A-rated and BBB-rated credits materially underperformed higher-quality tax-exempt bonds for the fiscal year.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  15

MANAGER COMMENTARY (continued) -------------------------------------------------


CHANGES TO THE FUNDS' PORTFOLIOS
As mentioned, we lengthened the duration of each of the Funds, relative to each Fund's respective Barclays Capital benchmark index early in 2009 and shifted from a yield-curve-steepening to a yield-curve-flattening bias. We also increased the Funds' exposure to the education sector in all three Funds, but most especially in RiverSource New York Tax-Exempt Fund. We focused on higher-quality higher education bonds, as we feel that these bonds may potentially enable the Funds to pick up incremental yield without taking on significant risk, as these bonds tend to be less economically sensitive.

We eliminated the Funds' positions in tender option bond programs, as their cost structure became less attractive with the steepening of the yield curve during the first several months of the fiscal year.

In RiverSource California Tax-Exempt Fund, we reduced exposure to prepaid natural gas municipal bonds and to pre-refunded bonds.*** Seeking to use market weakness as a buying opportunity, we increased this Fund's exposure to State of California general obligation bonds. As the state's economy as a whole, and its real estate market in particular, remained under pressure, spreads (the difference in yields between these securities and AAA-rated municipals) widened to what we considered to be attractive levels.

Conversely, we reduced exposure to local general obligation bonds in RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund. We remained concerned that spreads on these bonds would widen further over the coming months, as budget imbalances and job losses continued to climb.

Primarily based on individual issue analysis, we modestly increased exposure to the health care sector in RiverSource California Tax-Exempt Fund and RiverSource Minnesota Tax-Exempt Fund. For the same reason, we decreased positioning in health care bonds in RiverSource New York Tax-Exempt Fund.

OUR FUTURE STRATEGY
At the end of August, we viewed the prospects for the tax-exempt bond market to be quite attractive. We believed that the tax-exempt bond market would continue to outperform U.S. Treasury securities, due primarily to favorable supply/demand technical factors. Demand was anticipated to

--------------------------------------------------------------------------------
16  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


remain strong, given widespread expectations for higher federal, and in many cases, state and local, income taxes. At the same time, new issuance of municipal bonds was down 15% year-to-date through Aug. 31, 2009, a trend that we believed was likely to continue for some time. Such declining supply was due in part to the effect of the Build America Bonds.

Importantly, despite headlines regarding municipal and state budget gaps, the credit quality of the U.S. tax-exempt market generally remained in sound condition compared to other fixed income classes during the annual period and the default rate among issuers remained historically low.

We believe the Fed is likely to keep the targeted federal funds rate in the near-zero range for an extended period of time, and so we expect to maintain the Funds' duration at longer than that of each Fund's respective Barclays Capital benchmark index. Given our view of market conditions, we also believe that the tax-exempt bond yield curve may well continue to flatten during the remaining months of 2009. Thus, we expect to maintain the Funds' yield curve flattening bias for the near term.

As we expect credit quality spreads to continue tightening over the coming months, we intend to seek lower-rated investment grade bonds, i.e. those with ratings in the A and BBB categories, as we go forward in all three tax-exempt bond Funds. We expect to move the Funds' allocations to bonds in these credit categories to a moderately greater weighting than each Fund's respective Barclays Capital benchmark index. At the same time, we expect to steer away from high-yield and non-investment grade municipal bonds. We similarly intend to only opportunistically invest in city and


  Importantly, despite headlines regarding municipal and state budget gaps, the credit quality of the U.S. tax-exempt market generally remained in sound condition compared to other fixed income classes during the annual period and the default rate among issuers remained historically low.






--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  17

MANAGER COMMENTARY (continued) -------------------------------------------------



local municipal debt, as the pressures of lower property values are likely to heighten before they ease. We will, of course, continue to carefully monitor the fundamentals of the issuers and their budgets, seeking to avoid bonds issued by those under ratings pressure.

As always, and ever more so in the current environment, deep research resources, a forward-looking investment process and truly actively managed portfolios are keys, in our view, to meeting the Funds' investment objectives over the long term. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Catherine Stienstra
Portfolio Manager

  *Tender option bond programs are programs in which investors effectively earn the fixed rates on long term bonds whose purchase is financed by paying something close to the Bond Market Association Municipal Swap Index rate. This leveraged trade, where investors borrow at low short rates to earn significantly higher returns further out on the yield curve, is referred to as a "carry trade."
 **Bank Qualified bonds are issued by communities that qualify as "small issuers," i.e. issuers that issue no more than $10 million worth of tax-exempt bonds annually. ARRA increased the limit on the amount of Bank Qualified bonds that can be designated by a "small issuer" during calendar years 2009 and 2010 from $10 million per year to $30 million per year.
***Pre-refunded bonds, also known as advance refunding, is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Advance refunded bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow account they often increase in value -- sometimes significantly.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
18  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

For RiverSource California Tax-Exempt Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource California Tax-Exempt Fund Class A shares (from 9/1/99 to 8/31/09) as compared to the performance of three widely cited performance indices, the Barclays Capital Municipal Bond California 2 Plus Year Index, the Barclays Capital Municipal Bond Index and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Aug. 31, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $9,867   $10,214   $11,094    $14,556
------------------------------------------------------------------------------------------
     Average annual total return                     -1.33%    +0.71%    +2.10%     +3.82%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND CALIFORNIA 2 PLUS YEAR INDEX(1)
     Cumulative value of $10,000                    $10,418   $11,041   $12,153    $16,851
------------------------------------------------------------------------------------------
     Average annual total return                     +4.18%    +3.36%    +3.98%     +5.36%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(2)
     Cumulative value of $10,000                    $10,567   $11,295   $12,255    $16,922
------------------------------------------------------------------------------------------
     Average annual total return                     +5.67%    +4.14%    +4.15%     +5.40%
------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(3)
     Cumulative value of $10,000                    $10,125   $10,402   $11,399    $15,199
------------------------------------------------------------------------------------------
     Average annual total return                     +1.25%    +1.32%    +2.65%     +4.28%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 3.


--------------------------------------------------------------------------------
20  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND LINE GRAPH)

                  RIVERSOURCE CALIFORNIA     BARCLAYS CAPITAL
                      TAX-EXEMPT FUND          CALIFORNIA 2
                          CLASS A                PLUS YEAR         BARCLAYS CAPITAL     LIPPER CALIFORNIA
                      (INCLUDES SALES         MUNICIPAL BOND        MUNICIPAL BOND        MUNICIPAL DEBT
                          CHARGE)                INDEX(1)              INDEX(2)           FUNDS INDEX(3)
                  ----------------------    ------------------    ------------------    -----------------
8/99                     $ 9,525                 $10,000               $10,000               $10,000
11/99                      9,421                   9,986                10,001                 9,919
2/00                       9,452                   9,998                 9,998                 9,904
5/00                       9,558                  10,125                10,103                10,016
8/00                      10,193                  10,802                10,677                10,698
11/00                     10,298                  10,916                10,819                10,808
2/01                      10,578                  11,305                11,232                11,169
5/01                      10,601                  11,329                11,330                11,157
8/01                      10,993                  11,877                11,766                11,706
11/01                     10,968                  11,878                11,766                11,651
2/02                      11,114                  12,074                12,000                11,807
5/02                      11,160                  12,106                12,067                11,828
8/02                      11,574                  12,548                12,500                12,225
11/02                     11,439                  12,536                12,510                12,181
2/03                      11,779                  12,903                12,920                12,523
5/03                      12,180                  13,319                13,318                12,929
8/03                      11,689                  12,800                12,892                12,418
11/03                     12,086                  13,300                13,342                12,898
2/04                      12,446                  13,725                13,733                13,295
5/04                      12,047                  13,290                13,313                12,844
8/04                      12,496                  13,866                13,809                13,333
11/04                     12,564                  13,986                13,886                13,431
2/05                      12,830                  14,293                14,140                13,718
5/05                      13,031                  14,545                14,373                13,963
8/05                      13,226                  14,766                14,542                14,158
11/05                     13,093                  14,648                14,425                14,025
2/06                      13,343                  14,939                14,687                14,316
5/06                      13,289                  14,884                14,645                14,282
8/06                      13,576                  15,262                14,983                14,612
11/06                     13,889                  15,616                15,308                14,934
2/07                      13,971                  15,732                15,415                15,029
5/07                      13,920                  15,665                15,355                14,966
8/07                      13,759                  15,571                15,327                14,767
11/07                     13,984                  15,942                15,723                15,050
2/08                      13,377                  15,331                15,234                14,311
5/08                      14,052                  16,128                15,949                15,053
8/08                      14,052                  16,175                16,014                15,011
11/08                     12,878                  15,025                15,155                13,539
2/09                      13,643                  15,921                16,023                14,220
5/09                      14,151                  16,338                16,519                14,801
8/09                      14,556                  16,851                16,922                15,199




(1) The Barclays Capital Municipal Bond California 2 Plus Year Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.
(2) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.
    The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  21

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

For RiverSource Minnesota Tax-Exempt Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Minnesota Tax-Exempt Fund Class A shares (from 9/1/99 to 8/31/09) as compared to the performance of three widely cited performance indices, the Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index, the Barclays Capital Municipal Bond Index and the Lipper Minnesota Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Aug. 31, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,049   $10,531   $11,216    $14,644
------------------------------------------------------------------------------------------
     Average annual total return                     +0.49%    +1.74%    +2.32%     +3.89%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND MINNESOTA 3 PLUS YEAR ENHANCED INDEX(1)
     Cumulative value of $10,000                    $10,732   $11,574   $12,542    $17,332
------------------------------------------------------------------------------------------
     Average annual total return                     +7.32%    +4.99%    +4.63%     +5.65%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(2)
     Cumulative value of $10,000                    $10,567   $11,295   $12,255    $16,922
------------------------------------------------------------------------------------------
     Average annual total return                     +5.67%    +4.14%    +4.15%     +5.40%
------------------------------------------------------------------------------------------
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS INDEX(3)
     Cumulative value of $10,000                    $10,465   $10,961   $11,827    $15,579
------------------------------------------------------------------------------------------
     Average annual total return                     +4.65%    +3.10%    +3.41%     +4.53%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 6.


--------------------------------------------------------------------------------
22  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE MINNESOTA TAX-EXEMPT FUND LINE GRAPH)


                  RIVERSOURCE MINNESOTA      BARCLAYS CAPITAL
                     TAX-EXEMPT FUND            MINNESOTA 3
                         CLASS A                 PLUS YEAR        BARCLAYS CAPITAL     LIPPER MINNESOTA
                     (INCLUDES SALES        ENHANCED MUNICIPAL     MUNICIPAL BOND       MUNICIPAL DEBT
                         CHARGE)               BOND INDEX(1)          INDEX(2)          FUNDS INDEX(3)
                  ---------------------    ------------------    ------------------    ----------------
8/99                    $ 9,525                 $10,000               $10,000               $10,000
11/99                     9,420                   9,985                10,001                 9,910
2/00                      9,388                   9,973                 9,998                 9,872
5/00                      9,465                  10,075                10,103                 9,945
8/00                      9,951                  10,655                10,677                10,456
11/00                    10,050                  10,807                10,819                10,582
2/01                     10,347                  11,235                11,232                10,946
5/01                     10,446                  11,323                11,330                11,012
8/01                     10,767                  11,727                11,766                11,409
11/01                    10,796                  11,728                11,766                11,410
2/02                     10,983                  11,951                12,000                11,597
5/02                     11,053                  12,043                12,067                11,670
8/02                     11,420                  12,446                12,500                12,015
11/02                    11,286                  12,446                12,510                12,002
2/03                     11,741                  12,877                12,920                12,418
5/03                     12,078                  13,305                13,318                12,791
8/03                     11,693                  12,928                12,892                12,392
11/03                    12,072                  13,348                13,342                12,787
2/04                     12,381                  13,738                13,733                13,144
5/04                     12,025                  13,359                13,313                12,774
8/04                     12,435                  13,819                13,809                13,172
11/04                    12,468                  13,903                13,886                13,244
2/05                     12,636                  14,156                14,140                13,470
5/05                     12,817                  14,391                14,373                13,684
8/05                     12,924                  14,536                14,542                13,837
11/05                    12,795                  14,426                14,425                13,728
2/06                     13,029                  14,684                14,687                13,965
5/06                     12,973                  14,628                14,645                13,925
8/06                     13,243                  14,976                14,983                14,214
11/06                    13,495                  15,285                15,308                14,486
2/07                     13,568                  15,390                15,415                14,576
5/07                     13,489                  15,322                15,355                14,525
8/07                     13,411                  15,302                15,327                14,416
11/07                    13,730                  15,754                15,723                14,727
2/08                     13,200                  15,339                15,234                14,267
5/08                     13,872                  16,060                15,949                14,892
8/08                     13,880                  16,150                16,014                14,887
11/08                    12,990                  15,408                15,155                13,919
2/09                     13,780                  16,563                16,023                14,685
5/09                     14,319                  17,054                16,519                15,235
8/09                     14,644                  17,332                16,922                15,579




(1) The Barclays Capital Municipal Bond Minnesota 3 Plus Year Enhanced Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.
(2) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.
    The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  23

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

For RiverSource New York Tax-Exempt Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource New York Tax-Exempt Fund Class A shares (from 9/1/99 to 8/31/09) as compared to the performance of three widely cited performance indices, the Barclays Capital Municipal Bond New York 4 Plus Year Index, the Barclays Capital Municipal Bond Index and the Lipper New York Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Aug. 31, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $9,965   $10,380   $11,103    $14,554
------------------------------------------------------------------------------------------
        Average annual total return                  -0.35%    +1.25%    +2.12%     +3.82%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND NEW YORK 4 PLUS YEAR INDEX(1)
        Cumulative value of $10,000                 $10,588   $11,354   $12,392    $17,450
------------------------------------------------------------------------------------------
        Average annual total return                  +5.88%    +4.32%    +4.38%     +5.72%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000                 $10,567   $11,295   $12,255    $16,922
------------------------------------------------------------------------------------------
        Average annual total return                  +5.67%    +4.14%    +4.15%     +5.40%
------------------------------------------------------------------------------------------
LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000                 $10,349   $10,770   $11,653    $15,522
------------------------------------------------------------------------------------------
        Average annual total return                  +3.49%    +2.50%    +3.11%     +4.49%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 9.


--------------------------------------------------------------------------------
24  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE NEW YORK TAX-EXEMPT FUND LINE GRAPH)


                   RIVERSOURCE NEW    BARCLAYS CAPITAL
                   YORK TAX-EXEMPT        NEW YORK                                  LIPPER NEW
                      FUND CLASS           4 PLUS          BARCLAYS CAPITAL       YORK MUNICIPAL
                     A (INCLUDES       YEAR MUNICIPAL       MUNICIPAL BOND          DEBT FUNDS
                    SALES CHARGE)       BOND INDEX(1)          INDEX(2)              INDEX(3)
                   ---------------    ----------------    ------------------    ------------------
8/99                  $ 9,525             $10,000              $10,000                $10,000
11/99                   9,396               9,977               10,001                  9,893
2/00                    9,415               9,967                9,998                  9,862
5/00                    9,485              10,084               10,103                  9,951
8/00                    9,990              10,717               10,677                 10,538
11/00                  10,118              10,883               10,819                 10,672
2/01                   10,444              11,324               11,232                 11,097
5/01                   10,549              11,459               11,330                 11,190
8/01                   10,896              11,913               11,766                 11,649
11/01                  10,842              11,840               11,766                 11,548
2/02                   11,022              12,109               12,000                 11,779
5/02                   11,104              12,169               12,067                 11,810
8/02                   11,555              12,641               12,500                 12,227
11/02                  11,432              12,641               12,510                 12,174
2/03                   11,878              13,091               12,920                 12,568
5/03                   12,207              13,545               13,318                 12,945
8/03                   11,765              13,070               12,892                 12,517
11/03                  12,144              13,586               13,342                 12,971
2/04                   12,482              14,006               13,733                 13,317
5/04                   12,087              13,538               13,313                 12,876
8/04                   12,484              14,081               13,809                 13,319
11/04                  12,541              14,175               13,886                 13,367
2/05                   12,728              14,470               14,140                 13,622
5/05                   12,892              14,724               14,373                 13,836
8/05                   13,036              14,901               14,542                 14,007
11/05                  12,903              14,753               14,425                 13,858
2/06                   13,127              15,064               14,687                 14,142
5/06                   13,069              15,001               14,645                 14,089
8/06                   13,355              15,368               14,983                 14,412
11/06                  13,640              15,730               15,308                 14,728
2/07                   13,702              15,838               15,415                 14,814
5/07                   13,617              15,753               15,355                 14,743
8/07                   13,560              15,707               15,327                 14,617
11/07                  13,811              16,135               15,723                 14,915
2/08                   13,239              15,554               15,234                 14,324
5/08                   13,942              16,402               15,949                 15,010
8/08                   13,912              16,481               16,014                 14,998
11/08                  12,872              15,353               15,155                 13,695
2/09                   13,601              16,426               16,023                 14,434
5/09                   14,101              16,963               16,519                 15,032
8/09                   14,554              17,450               16,922                 15,522




(1) The Barclays Capital Municipal Bond New York 4 Plus Year Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.
(2) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.
    The Barclays Capital indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  25

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Aug. 31, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
26  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource California Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                MARCH 1, 2009  AUG. 31, 2009  THE PERIOD(a)  EXPENSE RATIO(b)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,067.00        $4.40             .84%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.08        $4.30             .84%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,063.00        $8.31            1.59%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.28        $8.13            1.59%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,060.70        $8.30            1.59%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.28        $8.13            1.59%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Aug. 31, 2009: +6.70% for Class A, +6.30% for Class B and +6.07% for Class C.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  27

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource Minnesota Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                MARCH 1, 2009  AUG. 31, 2009  THE PERIOD(a)  EXPENSE RATIO(b)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,062.80        $4.65             .89%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.83        $4.56             .89%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,058.70        $8.61(d)         1.65%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.98        $8.43(d)         1.65%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,058.80        $8.56            1.64%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.03        $8.38            1.64%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Aug. 31, 2009: +6.28% for Class A, +5.87% for Class B and +5.88 for Class C.
(d) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds) will not exceed 1.55% for Class B. Any amounts waived will not be reimbursed by the Fund. This change was effective Sept. 1, 2009. If this change had been in place for the entire six month period ended Aug. 31, 2009, the actual expenses paid would have been $8.66 for Class B; the hypothetical expenses paid would have been $8.48 for Class B.


--------------------------------------------------------------------------------
28  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource New York Tax-Exempt Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                MARCH 1, 2009  AUG. 31, 2009  THE PERIOD(a)  EXPENSE RATIO(b)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,070.00        $4.35             .83%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.14        $4.25             .83%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,065.90        $8.27            1.58%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.33        $8.08            1.58%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,066.00        $8.27            1.58%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.33        $8.08            1.58%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Aug. 31, 2009: +7.00% for Class A, +6.59% for Class B and +6.60 for Class C.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource California Tax-Exempt Fund
AUG. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.6%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (0.6%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
 10-01-18                            7.60%             $780,000              $950,750
-------------------------------------------------------------------------------------

AIRPORT (1.2%)
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-39                            5.75             2,000,000             2,003,240
-------------------------------------------------------------------------------------

CERTIFICATE OF PARTICIPATION (0.9%)
County of Riverside
 Certificate of Participation
 Series 1998 (National)
 12-01-21                            5.00             1,530,000             1,535,401
-------------------------------------------------------------------------------------

CITY (1.0%)
City of Martinez
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2009A
 08-01-34                            5.00             1,560,000             1,578,548
-------------------------------------------------------------------------------------

COLLEGE (11.5%)
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-28                            5.80             2,000,000             1,970,420
California Municipal Finance Authority
 Revenue Bonds
 Loma Linda University
 Series 2007
 04-01-32                            4.75             2,300,000             2,024,299
California State University
 Revenue Bonds
 Systemwide
 Series 2009A
 11-01-29                            5.25             3,000,000             3,086,850
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-19                            4.75             1,000,000(b)            604,080
Los Angeles Community College District
 Unlimited General Obligation Bonds
 2001 Election
 Series 2008E-1
 08-01-28                            5.00             2,000,000             2,057,900
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (National)
 08-01-21                            5.00               700,000               763,385
San Bernardino Community College District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2008A
 08-01-33                            6.25             1,000,000             1,117,750
San Diego Community College District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2007 (FSA)
 08-01-30                            5.00             2,500,000             2,544,050
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (National/FGIC)
 09-01-18                            5.38             1,000,000             1,080,280


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
30  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
COLLEGE (CONT.)
University of California Regents Medical Center
 Revenue Bonds
 Series 2008D
 05-15-27                            5.00%           $1,500,000            $1,546,305
University of California
 Revenue Bonds
 Series 2009Q
 05-15-34                            5.00             1,750,000             1,780,783
                                                                      ---------------
Total                                                                      18,576,102
-------------------------------------------------------------------------------------

COUNTY (0.6%)
California Statewide Communities Development Authority
 Revenue Bonds
 Thomas Jefferson School of Law
 Series 2008A
 10-01-38                            7.25             1,000,000               901,810
-------------------------------------------------------------------------------------

ELECTRIC (3.8%)
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             2,000,000             2,113,620
City of Vernon
 Revenue Bonds
 Series 2009A
 08-01-21                            5.13             1,500,000             1,495,170
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                            5.00             2,500,000             2,516,275
                                                                      ---------------
Total                                                                       6,125,065
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (20.3%)
Abag Finance Authority for Nonprofit Corporations
 Refunding Revenue Bonds
 Children's Hospital & Research Center
 Series 2007A
 12-01-37                            5.00             1,000,000               849,050
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                            5.00             1,500,000             1,535,220
 11-15-34                            5.00             1,525,000             1,360,605
California Health Facilities Financing Authority
 Revenue Bonds
 Adventist Health System West
 Series 2009A
 09-01-39                            5.75             3,000,000             2,928,810
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25             3,500,000             3,452,364
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.25               500,000               547,835
 10-01-38                            6.50             1,500,000             1,627,230
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2009B
 10-01-39                            5.50             3,200,000             3,176,544
California Health Facilities Financing Authority
 Revenue Bonds
 Scripps Health
 Series 2008A
 10-01-22                            5.00             3,250,000             3,212,983
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30                            5.00             2,500,000             2,322,075


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
California Statewide Communities Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2008B
 07-01-30                            5.50%           $1,975,000            $1,912,985
California Statewide Communities Development Authority
 Revenue Bonds
 Daughters of Charity Health
 Series 2005A
 07-01-30                            5.25             3,015,000             2,527,535
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25             1,000,000               919,030
City of Turlock
 Certificate of Participation
 Emanuel Medical Center
 Series 2007A
 10-15-31                            5.13             3,930,000             2,902,266
Sierra View Local Health Care District
 Revenue Bonds
 Series 2007
 07-01-37                            5.25             2,000,000             1,758,960
Tulare Local Health Care District
 Refunding Revenue Bonds
 Series 2007
 11-01-32                            5.20             2,180,000             1,718,472
                                                                      ---------------
Total                                                                      32,751,964
-------------------------------------------------------------------------------------

HOUSING -- OTHER (0.8%)
California Statewide Communities Development Authority
 Revenue Bonds
 CHF -- Irvine LLC -- UCI East Campus
 Series 2008
 05-15-32                            5.75             1,500,000             1,363,965
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (3.8%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75             1,550,000             1,564,989
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50               800,000               784,984
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 02-01-17                            4.35             1,555,000             1,457,051
 08-01-17                            4.35             2,470,000             2,305,225
                                                                      ---------------
Total                                                                       6,112,249
-------------------------------------------------------------------------------------

LEASE (4.5%)
Eastern Municipal Water District
 Certificate of Participation
 Series 2008H
 07-01-33                            5.00             1,000,000             1,005,610
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25             2,095,000             2,338,062
Los Angeles Municipal Improvement Corporation
 Revenue Bonds
 Series 2008B
 09-01-38                            5.00             3,000,000             2,863,170
San Mateo County Board of Education
 Refunding Certificate of Participation
 Series 2009
 06-01-35                            5.25             1,000,000             1,002,190
                                                                      ---------------
Total                                                                       7,209,032
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)

MISCELLANEOUS REVENUE (5.3%)
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Walt Disney Family Museum
 Series 2008
 02-01-33                            5.25%           $2,000,000            $1,921,800
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                            5.13             3,500,000             2,443,945
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-40                            6.63               750,000               879,645
Los Angeles County Public Works Financing Authority
 Refunding Revenue Bonds
 Master Project
 Series 2005A (National)
 12-01-26                            5.00             2,000,000             1,851,500
Oakley Redevelopment Agency
 Revenue Bonds
 Oakley Redevelopment Project Area
 Series 2008A (AMBAC)
 09-01-38                            5.00             1,750,000             1,419,005
                                                                      ---------------
Total                                                                       8,515,895
-------------------------------------------------------------------------------------

PORT DISTRICT (0.6%)
Port of Oakland
 Refunding Revenue Bonds
 Series 2000K (National/FGIC) A.M.T.
 11-01-18                            5.63             1,000,000             1,012,880
-------------------------------------------------------------------------------------

SCHOOL (13.2%)
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
 09-01-22                            5.95             1,055,000(b)            520,906
Centinela Valley Union High School District
 Unlimited General Obligation Bonds
 Series 2002A (National)
 08-01-31                            5.25             2,000,000             1,864,420
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (National)
 08-01-15                            5.85             2,500,000(b)          1,975,925
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75             2,500,000             2,480,250
Grant Joint Union High School District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2008 (FSA)
 08-01-25                            5.00             1,000,000             1,050,600
Lakeside Union School District/San Diego County
 Unlimited General Obligation Bonds
 Series 2009
 08-01-33                            5.00             1,750,000             1,762,180
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                            5.13             1,000,000               666,730
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2007B (AMBAC)
 07-01-22                            5.00             1,395,000             1,479,760
Menifee Union School District
 Unlimited General Obligation Bonds
 2008 Election
 Series 2008A
 08-01-33                            5.50             3,125,000             3,224,813


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
Oxnard School District
 Unlimited General Obligation Refunding Bonds
 Series 2001A (National)
 08-01-30                            5.75%           $2,575,000            $2,583,575
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
 08-01-21                            5.68               820,000(b)            434,313
 08-01-24                            5.70             1,810,000(b)            774,101
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                            5.00             1,500,000             1,608,165
Western Placer Unified School District
 Certificate of Participation
 Series 2008 (Assured Guaranty)
 08-01-32                            4.75             1,000,000               940,110
                                                                      ---------------
Total                                                                      21,365,848
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (2.4%)
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
 09-01-27                            5.00             1,110,000             1,110,000
Palmdale Civic Authority
 Refunding Revenue Bonds
 Redevelopment Project #1
 Series 2009A
 07-01-27                            6.00             2,780,000             2,814,722
                                                                      ---------------
Total                                                                       3,924,722
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (3.8%)
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
 09-01-37                            5.00             1,000,000               643,960
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
 09-01-32                            7.38             1,955,000             2,123,404
Orange Unified School District Community Facilities
 Special Tax Bonds
 #2005-2 Del Rio School Facilities
 Series 2007
 09-01-37                            5.00             1,000,000               675,670
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
 08-01-24                            6.05             2,100,000(b)            835,401
Rancho Cucamonga Redevelopment Agency
 Tax Allocation Bonds
 Housing Set Aside
 Series 2007A (National)
 09-01-34                            5.00             2,200,000             1,884,080
                                                                      ---------------
Total                                                                       6,162,515
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (2.4%)
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Old Town Kern Pioneer
 Series 2009A
 08-01-29                            7.50             1,650,000             1,606,687
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Southeast Bakersfield
 Series 2009B
 08-01-29                            7.25               740,000               739,164


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
34  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
SPECIAL DISTRICT -- TAX ALLOCATION (CONT.)
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
 05-01-23                            5.25%           $1,100,000            $1,082,477
San Francisco City & County Redevelopment Financing Authority
 Tax Allocation
 Mission Bay South Redevelopment Agency
 Series 2009D
 08-01-29                            6.38               500,000(d)            501,970
                                                                      ---------------
Total                                                                       3,930,298
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX INCREMENT (1.5%)
San Francisco City & County Redevelopment Financing Authority
 Revenue Bonds
 Mission Bay North Redevelopment Agency
 Series 2009C
 08-01-29                            6.00               500,000(d)            493,115
 08-01-39                            6.50             1,625,000(d)          1,630,769
San Francisco City & County Redevelopment Financing Authority
 Tax Allocation Bonds
 San Francisco Redevelopment Projects
 Series 2009B
 08-01-28                            6.13               310,000(d)            314,464
                                                                      ---------------
Total                                                                       2,438,348
-------------------------------------------------------------------------------------

STATE (12.5%)
State of California
 Unlimited General Obligation Bonds
 Series 2002
 02-01-15                            6.00             1,000,000             1,144,140
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.00             3,000,000             3,078,540
State of California
 Unlimited General Obligation Bonds
 Series 2004
 02-01-22                            5.00             1,000,000             1,021,600
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00             1,800,000             1,731,240
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-24                            5.13             2,000,000             2,027,380
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008
 03-01-32                            5.00             1,000,000               967,220
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-31                            5.75             5,000,000             5,224,450
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ-RMKT A.M.T.
 12-01-12                            4.95             1,000,000             1,024,770
 12-01-13                            5.05             1,435,000             1,459,682
 12-01-14                            5.15             2,535,000             2,573,988
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                 2,000                 2,016
                                                                      ---------------
Total                                                                      20,255,026
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)

WATER & SEWER (7.9%)
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (National)
 02-01-33                            4.75%           $3,500,000            $3,446,380
Eastern Municipal Water District
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
 09-01-27                            5.00               200,000               152,836
 09-01-36                            5.00               500,000               348,755
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2009A
 07-01-34                            5.38             2,495,000             2,588,413
Rowland Water District
 Certificate of Participation
 Recycled Water Project
 Series 2008
 12-01-39                            6.25             2,235,000             2,368,653
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.00             2,000,000             2,002,580
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                            4.75             2,000,000             1,953,720
                                                                      ---------------
Total                                                                      12,861,337
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $161,327,974)                                                     $159,574,995
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (2.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(c,e,f)                         YIELD            MATURITY               VALUE(a)
City of Santa Clara
 Subordinated Revenue Bonds
 V.R.D.N.
 Series 2008A (Bank of America)
 07-01-34                            0.12%           $1,800,000            $1,800,000
City of Irvine
 Limited Obligation Special Assessment Bonds
 District #93-14 V.R.D.N.
 Series 2000 (Bank of America)
 09-02-25                            0.16             1,500,000             1,500,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $3,300,000)                                                         $3,300,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                    30,445                 $30,445
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $30,445)                                                               $30,445
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $164,658,419(g)                                                   $162,905,440
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


--------------------------------------------------------------------------------
36  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(d) At Aug. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,908,340. See Note 2 to the financial statements.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(f)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Aug. 31, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 7.5% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(g) At Aug. 31, 2009, the cost of securities for federal income tax purposes was $165,011,382 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $4,336,173
     Unrealized depreciation                          (6,442,115)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(2,105,942)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

--------------------------------------------------------------------------------
38  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2009:

                                                FAIR VALUE AT AUG. 31, 2009
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                     $--        $159,574,995         $--        $159,574,995
---------------------------------------------------------------------------------------------
Total Bonds                            --         159,574,995          --         159,574,995
---------------------------------------------------------------------------------------------
Other
  Municipal Notes                      --           3,300,000          --           3,300,000
  Money Market Fund(a)             30,445                  --          --              30,445
---------------------------------------------------------------------------------------------
Total Other                        30,445           3,300,000          --           3,330,445
---------------------------------------------------------------------------------------------
Total                             $30,445        $162,874,995         $--        $162,905,440
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund
AUG. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.7%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
AIRPORT (3.0%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
 01-01-18                            5.50%           $2,000,000            $2,125,500
 01-01-32                            5.25             7,000,000             7,416,080
                                                                      ---------------
Total                                                                       9,541,580
-------------------------------------------------------------------------------------

COLLEGE (11.5%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University
 6th Series 2007R
 05-01-37                            5.50             6,000,000             5,226,720
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Carleton College
 6th Series 2008T
 01-01-28                            5.00             3,000,000             3,143,460
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
 03-01-17                            5.00             2,395,000             2,597,449
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Benedict College
 Series 2008V
 03-01-18                            5.00               500,000               530,550
 03-01-23                            4.75               800,000               789,024
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.00             3,000,000             3,126,240
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008U
 10-01-28                            4.75             1,000,000             1,005,390
 10-01-33                            4.75               825,000               777,010
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2008W
 10-01-30                            6.00             3,625,000             3,814,551
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2009X
 04-01-39                            5.25             4,900,000             5,003,880
University of Minnesota
 Revenue Bonds
 Series 1996A Escrowed to Maturity
 07-01-21                            5.50             8,500,000             9,971,180
University of Minnesota
 Revenue Bonds
 Series 2009A
 04-01-34                            5.13             1,000,000             1,053,120
                                                                      ---------------
Total                                                                      37,038,574
-------------------------------------------------------------------------------------

COUNTY (5.2%)
County of Hennepin
 Unlimited General Obligation Bonds
 Series 2003
 12-01-23                            4.75             2,000,000             2,049,700
County of Hennepin
 Unlimited General Obligation Bonds
 Series 2008D
 12-01-28                            5.00             9,355,000             9,974,581


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
40  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
COUNTY (CONT.)
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
 02-01-21                            5.00%           $1,035,000            $1,162,357
 02-01-22                            5.00             1,080,000             1,202,591
 02-01-23                            5.00             1,125,000             1,244,621
 02-01-24                            5.00             1,170,000             1,285,994
                                                                      ---------------
Total                                                                      16,919,844
-------------------------------------------------------------------------------------

ELECTRIC (19.1%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
 10-01-20                            5.25             1,165,000             1,233,875
 10-01-30                            5.00             3,800,000             3,827,588
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                            5.13             5,500,000             5,611,870
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.00             3,000,000             3,058,140
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2007
 10-01-32                            4.75             3,000,000             2,974,950
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
 01-01-20                            4.75             5,000,000             5,041,550
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.00             2,500,000             2,573,650
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A
 01-01-21                            5.00             2,500,000             2,673,725
Puerto Rico Electric Power Authority
 Prerefunded Revenue Bonds
 Series 2003NN (National)
 07-01-32                            5.00             2,820,000(b)          3,200,954
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (National)
 01-01-19                            6.67            17,000,000(f)         11,703,650
 01-01-26                            5.19            12,500,000(f)          5,660,125
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
 01-01-17                            5.25             6,000,000             6,673,680
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (National)
 01-01-26                            5.00             7,250,000             7,331,490
                                                                      ---------------
Total                                                                      61,565,247
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (21.0%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00             4,300,000             4,321,027
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-20                            5.00             1,000,000               999,110
 05-01-21                            5.00             1,500,000             1,476,465
 05-01-37                            5.25             4,715,000             4,199,415


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (National)
 05-15-15                            5.50%           $2,160,000            $2,257,783
 05-15-16                            5.50             2,200,000             2,288,088
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-32                            6.75             5,240,000             5,723,442
City of Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10             6,300,000             5,776,596
City of Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
 07-01-31                            5.15             2,000,000             1,697,520
County of Chippewa
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
 03-01-20                            5.38             1,940,000             1,788,253
 03-01-21                            5.38             1,045,000               950,020
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-27                            5.75             1,000,000               918,620
 11-01-37                            5.75             2,250,000             1,945,125
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (National)
 02-15-16                            4.75               245,000               251,924
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22                            6.38             4,845,000             5,211,185
 11-15-29                            6.38             2,910,000             3,129,938
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (National)
 02-15-16                            4.75               755,000               757,786
Northfield
 Revenue Bonds
 Series 2006
 11-01-31                            5.38             1,500,000             1,301,550
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-26                            5.63             6,145,000             6,240,616
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (National)
 11-15-22                            5.00             3,000,000             3,007,800
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00             2,000,000             1,775,840
 11-15-35                            6.00             1,500,000             1,214,355
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25             1,000,000               935,820
 05-15-26                            5.25             1,000,000               907,730
 05-15-36                            5.25             6,500,000             5,541,185


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
42  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities -- Lakewood
 Series 2004
 12-01-34                            5.00%           $3,525,000            $3,489,785
                                                                      ---------------
Total                                                                      68,106,978
-------------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.5%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-25                            5.00             1,750,000             1,660,225
-------------------------------------------------------------------------------------

HEALTH CARE -- NURSING HOME (3.5%)
Annandale Economic Development Authority
 Revenue Bonds
 Annandale Care Center Project
 Series 2007A
 11-01-37                            5.90             3,385,000             2,496,201
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
 10-01-27                            6.00             1,250,000             1,093,838
 10-01-33                            6.00             3,000,000             2,507,429
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-19                            5.00             2,505,000             2,523,461
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                            7.13             1,250,000             1,170,238
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                            7.00             1,545,000             1,326,970
                                                                      ---------------
Total                                                                      11,118,137
-------------------------------------------------------------------------------------

HEALTH CARE -- OTHER (0.3%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
 12-01-12                            5.25             1,000,000             1,029,010
-------------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (2.0%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
 01-01-32                            7.25             2,000,000             1,926,040
City of Rochester
 Refunding Revenue Bonds
 Madonna Towers Incorporated Project
 Series 2007A
 11-01-28                            5.88             2,050,000             1,641,579
Duluth Housing & Redevelopment Authority
 Revenue Bonds
 Benedictine Health Center Project
 Series 2007
 11-01-33                            5.88               750,000               563,033
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
 06-01-30                            6.88             2,205,000             2,297,234
                                                                      ---------------
Total                                                                       6,427,886
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)

HOUSING -- SINGLE FAMILY (6.0%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45%           $1,874,365            $1,916,238
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
 12-01-37                            4.70                91,737                85,598
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2002B A.M.T.
 07-01-33                            5.65             2,515,000             2,523,023
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
 07-01-26                            4.75             1,890,000             1,777,054
 07-01-31                            4.85             2,555,000             2,374,643
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
 07-01-26                            5.05             3,510,000             3,423,127
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
 01-01-37                            5.75             2,900,000             2,929,551
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
 01-01-38                            5.50             3,690,000             3,735,054
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
 07-01-21                            5.60                35,000                35,079
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1997K A.M.T.
 01-01-26                            5.75               590,000               590,183
                                                                      ---------------
Total                                                                      19,389,550
-------------------------------------------------------------------------------------

LEASE (5.1%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003-12
 12-01-23                            5.00             5,000,000             5,221,550
 12-01-27                            5.13            10,815,000            11,204,232
                                                                      ---------------
Total                                                                      16,425,782
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (2.8%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
 06-01-22                            5.13             1,035,000               979,700
 06-01-28                            5.00             1,500,000             1,313,985
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
 06-01-11                            6.00               590,000               595,629
Minneapolis Community Development Agency
 Prerefunded Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
 06-01-19                            5.88             1,000,000             1,088,110


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
44  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
MISCELLANEOUS REVENUE (CONT.)
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
 05-01-18                            5.13%           $3,000,000            $3,146,280
St. Paul Port Authority
 Tax Allocation Bonds
 River Bend Project Lot 1
 Series 2007-5
 02-01-32                            6.38             2,685,000             1,820,618
                                                                      ---------------
Total                                                                       8,944,322
-------------------------------------------------------------------------------------

SALES OR USE TAX (2.9%)
County of Hennepin
 Revenue Bonds
 2nd Lien Ballpark Project
 Series 2008B
 12-15-27                            4.75             4,205,000             4,383,166
 12-15-29                            5.00             1,825,000             1,928,806
County of Hennepin
 Revenue Bonds
 Sales Tax
 Series 2007
 12-15-33                            4.75             3,000,000             3,051,210
                                                                      ---------------
Total                                                                       9,363,182
-------------------------------------------------------------------------------------

SCHOOL (10.8%)
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
 02-01-24                            5.13             4,000,000             4,345,800
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
 09-01-35                            5.00             2,500,000             2,146,600
Duluth Independent School District #709
 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75             4,000,000             4,150,600
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-24                            4.50             3,400,000             3,477,452
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00                65,000                73,077
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00             1,730,000             1,943,672
Rocori Area Schools Independent School District #750
 Unlimited General Obligation Bonds
 School Building
 Series 2009B
 (School District Credit Enhancement Program)
 02-01-34                            4.75             9,200,000             9,395,868
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
 12-01-30                            7.88             2,390,000             2,648,072
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                            5.00             5,000,000             5,140,350


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (National/FGIC)
 (School District Credit Enhancement Program)
 02-01-14                            5.00%           $1,480,000            $1,591,370
                                                                      ---------------
Total                                                                      34,912,861
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (1.2%)
City of Lakeville
 Revenue Bonds
 Series 2007
 02-01-22                            5.00               175,000               147,427
 02-01-27                            5.00               225,000               182,178
Territory of Guam
 Revenue Bonds
 Section 30
 Series 2009A
 12-01-34                            5.75             3,500,000(c)          3,521,175
                                                                      ---------------
Total                                                                       3,850,780
-------------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL
  OBLIGATIONS (--%)
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
 06-01-12                            5.50               160,000               161,074
-------------------------------------------------------------------------------------

STATE (3.8%)
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
 11-01-15                            5.25             3,575,000             3,955,809
State of Minnesota
 Unlimited General Obligation Refunding Bonds
 Various Purpose
 Series 2009F
 08-01-21                            5.00             7,105,000             8,316,758
                                                                      ---------------
Total                                                                      12,272,567
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $313,655,944)                                                     $318,727,599
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(d,e,g)                         YIELD            MATURITY               VALUE(a)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                            0.20%           $1,200,000            $1,200,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,200,000)                                                         $1,200,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                    56,086                 $56,086
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $56,086)                                                               $56,086
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $314,912,030)(h)                                                  $319,983,685
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.0% of net assets at Aug. 31, 2009.


--------------------------------------------------------------------------------
46  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2009, the value of foreign securities represented 1.1% of net assets.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Aug. 31, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 6.5% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(f) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(h) At Aug. 31, 2009, the cost of securities for federal income tax purposes was $315,582,344 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $11,431,965
     Unrealized depreciation                          (7,030,624)
     -----------------------------------------------------------
     Net unrealized appreciation                      $4,401,341
     -----------------------------------------------------------





--------------------------------------------------------------------------------
48  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  49

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


FAIR VALUE MEASUREMENTS (CONTINUED)




prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2009:

                                                FAIR VALUE AT AUG. 31, 2009
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                     $--        $318,727,599         $--        $318,727,599
---------------------------------------------------------------------------------------------
Total Bonds                            --         318,727,599          --         318,727,599
---------------------------------------------------------------------------------------------
Other
  Municipal Notes                      --           1,200,000          --           1,200,000
  Money Market Fund(a)             56,086                  --          --              56,086
---------------------------------------------------------------------------------------------
Total Other                        56,086           1,200,000          --           1,256,086
---------------------------------------------------------------------------------------------
Total                             $56,086        $319,927,599         $--        $319,983,685
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
50  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource New York Tax-Exempt Fund
AUG. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.5%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (2.5%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
 04-01-28                            4.75%           $1,000,000            $1,155,830
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               230,000               240,562
                                                                      ---------------
Total                                                                       1,396,392
-------------------------------------------------------------------------------------

CITY (1.9%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75             1,000,000             1,087,080
-------------------------------------------------------------------------------------

COLLEGE (21.9%)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
 08-01-22                            5.00               500,000               509,470
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.13             1,000,000               934,950
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00             1,250,000             1,335,012
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-26                            5.00             1,000,000             1,068,470
 07-01-31                            5.00             1,000,000             1,040,410
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2008B
 03-15-38                            5.25             1,000,000             1,041,870
New York State Dormitory Authority
 Revenue Bonds
 North Shore-Long Island Jewish Health System
 Series 2009A
 05-01-37                            5.50               750,000(f)            736,343
New York State Dormitory Authority
 Revenue Bonds
 Rochester Institute of Technology
 Series 2008A
 07-01-33                            6.00             1,000,000             1,066,950
New York State Dormitory Authority
 Revenue Bonds
 Rochester University
 Series 2009A
 07-01-39                            5.13               900,000               914,886
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009C
 07-01-40                            5.00             1,000,000             1,039,320
New York State Dormitory Authority
 Revenue Bonds
 Teacher's College
 Series 2009
 03-01-39                            5.50               500,000               514,800


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  51

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
COLLEGE (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Yeshiva University
 Series 2009
 09-01-38                            5.00%           $1,500,000            $1,516,469
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
 10-01-27                            5.00               750,000               578,895
                                                                      ---------------
Total                                                                      12,297,845
-------------------------------------------------------------------------------------

COUNTY (2.5%)
County of Monroe
 Unlimited General Obligation
 Refunding & Public Improvement Bonds
 Series 1996 (National)
 03-01-15                            6.00             1,250,000             1,418,150
-------------------------------------------------------------------------------------

ELECTRIC (1.4%)
Long Island Power Authority
 Revenue Bonds
 Series 2009A
 04-01-23                            5.00               750,000               782,468
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (9.1%)
Albany Industrial Development Agency
 Revenue Bonds
 St. Peters Hospital Project
 Series 2008A
 11-15-27                            5.25             1,000,000               895,090
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (National/FGIC)
 02-15-22                            5.00               750,000               786,173
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25               690,000               646,013
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29                            6.13             1,250,000             1,039,499
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00             1,000,000             1,005,100
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-42                            6.00             1,000,000               697,910
                                                                      ---------------
Total                                                                       5,069,785
-------------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.5%)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
 11-01-28                            7.25               250,000               257,495
-------------------------------------------------------------------------------------

HOUSING -- OTHER (1.8%)
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 5th General Resolution
 Series 2008B
 07-01-27                            5.00             1,000,000             1,025,060
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (4.2%)
New York Mortgage Agency
 Revenue Bonds
 Series 2002-101 A.M.T.
 04-01-32                            5.40             1,240,000             1,225,591
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60               500,000               489,545


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
52  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY (CONT.)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85%             $675,000              $625,104
                                                                      ---------------
Total                                                                       2,340,240
-------------------------------------------------------------------------------------

LEASE (8.7%)
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-24                            5.50               500,000               482,195
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
 07-01-13                            5.75             3,000,000             3,217,590
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00               500,000               473,120
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               645,000               710,158
                                                                      ---------------
Total                                                                       4,883,063
-------------------------------------------------------------------------------------

MISCELLANEOUS (3.1%)
New York City Trust for Cultural Resources
 Revenue Bonds
 Lincoln Center
 Series 2008C
 12-01-18                            5.25               750,000               816,158
New York State Dormitory Authority
 Revenue Bonds
 Mt. Sinai School of Medicine
 New York University
 Series 2007 (National)
 07-01-37                            4.50             1,000,000               898,930
                                                                      ---------------
Total                                                                       1,715,088
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (11.7%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00               750,000               774,488
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009A
 11-15-26                            5.30               700,000               744,387
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00               500,000               492,795
 01-01-24                            5.00               500,000               490,940
New York City Industrial Development Agency
 Revenue Bonds
 Yankee Stadium Pilot
 Series 2009 (Assured Guaranty)
 03-01-49                            7.00               250,000               286,450
New York City Trust for Cultural Resources
 Revenue Bonds
 Julliard School
 Series 2009A
 01-01-34                            5.00             1,000,000             1,040,800
New York State Thruway Authority
 Revenue Bonds
 Transportation
 Series 2008A
 03-15-28                            5.00             1,000,000             1,052,720
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (National/FGIC) A.M.T.
 12-01-12                            5.00             1,000,000             1,078,609
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               500,000(d)            431,835
 12-01-23                            5.00               250,000(d)            187,745
                                                                      ---------------
Total                                                                       6,580,769
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  53

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

PORT DISTRICT (5.3%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
 10-01-21                            5.00%           $1,000,000            $1,021,490
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                            4.50             1,500,000             1,436,055
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (National/FGIC) A.M.T.
 10-15-26                            5.00               500,000               507,250
                                                                      ---------------
Total                                                                       2,964,795
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (7.8%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009B
 11-15-34                            5.00             1,500,000             1,514,220
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-23                            5.00               500,000               519,155
 02-01-31                            5.00             1,000,000             1,016,580
New York City Transitional Finance Authority
 Revenue Bonds
 Series 2009S-5
 01-15-32                            5.00             1,000,000             1,024,000
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00               250,000               264,905
                                                                      ---------------
Total                                                                       4,338,860
-------------------------------------------------------------------------------------

TOLL ROAD (6.0%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-35                            5.00               500,000               499,235
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (National/FGIC)
 01-01-23                            5.00               500,000               533,285
New York State Thruway Authority
 Revenue Bonds
 Series 2009A-1
 04-01-29                            5.00             1,000,000             1,038,540
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
 11-15-29                            5.13             1,000,000             1,021,390
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 Series 2008C
 11-15-38                            5.00               250,000               253,853
                                                                      ---------------
Total                                                                       3,346,303
-------------------------------------------------------------------------------------

WATER & SEWER (10.1%)
Erie County Water Authority
 Revenue Bonds
 4th Resolution
 Series 2007 (National)
 12-01-34                            4.75               500,000               502,000
New York City Municipal Water Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2008A
 06-15-40                            5.75             1,000,000             1,090,980
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008CC
 06-15-34                            5.00             1,500,000             1,530,900
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38                            4.50               500,000               472,965


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
54  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
WATER & SEWER (CONT.)
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00%           $1,000,000            $1,017,360
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00             1,000,000             1,022,900
                                                                      ---------------
Total                                                                       5,637,105
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $54,354,487)                                                       $55,140,498
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER(B,C,E)                        YIELD            MATURITY               VALUE(a)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                            0.12%             $360,000              $360,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $360,000)                                                             $360,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                    5,383                   $5,383
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,383)                                                                 $5,383
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $54,719,870)(g)                                                    $55,505,881
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  55

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund


NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Aug. 31, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 12.3% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2009, the value of these securities amounted to $619,580 or 1.1% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(f) At Aug. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $724,148. See Note 2 to the financial statements.

(g) At Aug. 31, 2009, the cost of securities for federal income tax purposes was $54,889,069 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $1,964,265
     Unrealized depreciation                         (1,347,453)
     ----------------------------------------------------------
     Net unrealized appreciation                       $616,812
     ----------------------------------------------------------





--------------------------------------------------------------------------------
56  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  57

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund


FAIR VALUE MEASUREMENTS (CONTINUED)




prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2009:

                                                FAIR VALUE AT AUG. 31, 2009
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                     $--         $55,140,498         $--        $55,140,498
--------------------------------------------------------------------------------------------
Total Bonds                            --          55,140,498          --         55,140,498
--------------------------------------------------------------------------------------------
Other
  Municipal Notes                      --             360,000          --            360,000
  Money Market Fund(a)              5,383                  --          --              5,383
--------------------------------------------------------------------------------------------
Total Other                         5,383             360,000          --            365,383
--------------------------------------------------------------------------------------------
Total                              $5,383         $55,500,498         $--        $55,505,881
--------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
58  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                     RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                                                      CALIFORNIA     MINNESOTA     NEW YORK
                                                                      TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
AUG. 31, 2009                                                               FUND          FUND         FUND
ASSETS
Investments in securities, at value
Unaffiliated issuers (identified cost $164,627,974,
  $314,855,944 and $54,714,487)                                     $162,874,995  $319,927,599  $55,500,498
Money market fund (identified cost $30,445, $56,086 and
  $5,383)                                                                 30,445        56,086        5,383
-----------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost
  $164,658,419, $314,912,030 and $54,719,870)                        162,905,440   319,983,685   55,505,881
Capital shares receivable                                                 25,129       126,518        1,018
Accrued interest receivable                                            2,041,018     4,091,856      731,072
Receivable for investment securities sold                              2,596,167     2,134,168      572,702
-----------------------------------------------------------------------------------------------------------
Total assets                                                         167,567,754   326,336,227   56,810,673
-----------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                        134,482       252,328       44,078
Capital shares payable                                                    86,709       245,499        2,200
Payable for investment securities purchased                            5,333,931     2,594,868      724,148
Accrued investment management services fees                                5,452        10,733        1,886
Accrued distribution fees                                                 35,537        71,235       12,394
Accrued transfer agency fees                                                 487         1,355          269
Accrued administrative services fees                                         931         1,858          322
Other accrued expenses                                                    56,216        71,087       46,471
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                      5,653,745     3,248,963      831,768
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $161,914,009  $323,087,264  $55,978,905

-----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  59

STATEMENT OF ASSETS AND LIABILITIES (continued) --------------------------------


                                                                     RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                                                      CALIFORNIA     MINNESOTA     NEW YORK
                                                                      TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
AUG. 31, 2009                                                               FUND          FUND         FUND
REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    333,914  $    626,350  $   115,194
Additional paid-in capital                                           166,423,922   320,385,872   56,145,529
Undistributed net investment income                                       56,391        99,537       20,364
Accumulated net realized gain (loss)                                  (3,147,239)   (3,096,150)  (1,088,193)
Unrealized appreciation (depreciation) on investments                 (1,752,979)    5,071,655      786,011
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  shares                                                            $161,914,009  $323,087,264  $55,978,905
-----------------------------------------------------------------------------------------------------------



Net assets applicable to
  outstanding shares:      Class A                                  $156,529,091  $301,420,555  $52,995,844
                           Class B                                  $  2,746,317  $  9,061,802  $ 2,051,875
                           Class C                                  $  2,638,601  $ 12,604,907  $   931,186
Outstanding shares of
  beneficial interest:     Class A shares                             32,281,411    58,435,558   10,905,515
                           Class B shares                                566,512     1,755,984      422,258
                           Class C shares                                543,497     2,443,475      191,649
Net asset value per
  share:                   Class A(1)                               $       4.85  $       5.16  $      4.86
                           Class B                                  $       4.85  $       5.16  $      4.86
                           Class C                                  $       4.85  $       5.16  $      4.86
-----------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund is $5.09, $5.42 and $5.10, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
60  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                              RIVERSOURCE  RIVERSOURCE  RIVERSOURCE
                                                               CALIFORNIA    MINNESOTA     NEW YORK
                                                               TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
YEAR ENDED AUG. 31, 2009                                             FUND         FUND         FUND
INVESTMENT INCOME
Income:
Interest                                                      $ 8,662,005  $15,645,814   $2,747,017
Income distributions from money market fund                         7,028        5,045        1,434
---------------------------------------------------------------------------------------------------
Total income                                                    8,669,033   15,650,859    2,748,451
---------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                               663,711    1,230,393      220,172
Distribution fees
  Class A                                                         388,632      703,042      124,348
  Class B                                                          39,496      127,738       32,203
  Class C                                                          24,784       92,844        7,408
Transfer agency fees
  Class A                                                          58,703      149,574       30,894
  Class B                                                           1,659        7,443        2,168
  Class C                                                             996        5,149          491
Administrative services fees                                      113,317      212,293       37,590
Interest and fee expense                                           38,551      164,141       10,496
Compensation of board members                                       5,090        9,555        1,690
Custodian fees                                                      9,905       12,510        5,632
Printing and postage                                                7,935       27,333       20,390
Registration fees                                                  39,120       50,020       48,054
Professional fees                                                  34,746       36,582       33,084
Other                                                               8,974       15,135        3,556
---------------------------------------------------------------------------------------------------
Total expenses                                                  1,435,619    2,843,752      578,176
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                (68,760)    (116,020)    (113,110)
  Earnings and bank fee credits on cash balances                   (2,507)      (3,043)          --
---------------------------------------------------------------------------------------------------
Total net expenses                                              1,364,352    2,724,689      465,066
---------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 7,304,681   12,926,170    2,283,385
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                (934,821)     909,145     (739,903)
Net change in unrealized appreciation (depreciation) on
  investments                                                  (1,875,989)   1,703,901      702,309
---------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (2,810,810)   2,613,046      (37,594)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $ 4,493,871  $15,539,216   $2,245,791
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  61

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                            RIVERSOURCE
                                                                   CALIFORNIA TAX-EXEMPT FUND
YEAR ENDED AUG. 31,                                                        2009          2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  7,304,681  $  6,941,429
Net realized gain (loss) on investments                                (934,821)   (1,876,280)
Net change in unrealized appreciation (depreciation) on
  investments                                                        (1,875,989)   (1,439,312)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       4,493,871     3,625,837
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (7,049,353)   (6,676,981)
    Class B                                                            (149,044)     (186,183)
    Class C                                                             (93,719)      (67,785)
  Net realized gain
    Class A                                                                  --    (1,181,240)
    Class B                                                                  --       (42,325)
    Class C                                                                  --       (10,896)
---------------------------------------------------------------------------------------------
Total distributions                                                  (7,292,116)   (8,165,410)
---------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales
  Class A shares                                                     19,923,096    64,314,623
  Class B shares                                                        443,125       841,055
  Class C shares                                                        472,755     1,663,705
Reinvestment of distributions at net asset value
  Class A shares                                                      4,800,389     5,715,149
  Class B shares                                                        124,705       208,722
  Class C shares                                                         77,165        69,070
Conversions from Class B to Class A
  Class A shares                                                      1,139,538     1,234,174
  Class B shares                                                     (1,139,538)   (1,234,174)
Payments for redemptions
  Class A shares                                                    (38,756,535)  (59,067,436)
  Class B shares                                                     (1,267,870)   (1,064,401)
  Class C shares                                                       (698,645)     (741,437)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           (14,881,815)   11,939,050
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (17,680,060)    7,399,477
Net assets at beginning of year                                     179,594,069   172,194,592
---------------------------------------------------------------------------------------------
Net assets at end of year                                          $161,914,009  $179,594,069
---------------------------------------------------------------------------------------------
Undistributed net investment income                                $     56,391  $     43,826
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
62  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------







                                                                            RIVERSOURCE
                                                                    MINNESOTA TAX-EXEMPT FUND
YEAR ENDED AUG. 31,                                                        2009          2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $ 12,926,170  $ 12,238,164
Net realized gain (loss) on investments                                 909,145    (1,301,693)
Net change in unrealized appreciation (depreciation) on
  investments                                                         1,703,901      (383,745)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      15,539,216    10,552,726
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (12,286,856)  (11,396,501)
    Class B                                                            (461,961)     (578,310)
    Class C                                                            (334,186)     (248,552)
  Net realized gain
    Class A                                                                  --            --
    Class B                                                                  --            --
    Class C                                                                  --            --
---------------------------------------------------------------------------------------------
Total distributions                                                 (13,083,003)  (12,223,363)
---------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales
  Class A shares                                                     41,948,263    43,503,320
  Class B shares                                                      1,076,993     1,495,288
  Class C shares                                                      4,828,068     2,599,145
Reinvestment of distributions at net asset value
  Class A shares                                                     10,050,436     9,552,532
  Class B shares                                                        407,559       516,735
  Class C shares                                                        292,939       222,405
Conversions from Class B to Class A
  Class A shares                                                      3,807,793     3,540,727
  Class B shares                                                     (3,807,793)   (3,540,727)
Payments for redemptions
  Class A shares                                                    (45,969,582)  (53,551,129)
  Class B shares                                                     (2,591,129)   (4,098,902)
  Class C shares                                                     (1,143,172)   (1,341,812)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions             8,900,375    (1,102,418)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              11,356,588    (2,773,055)
Net assets at beginning of year                                     311,730,676   314,503,731
---------------------------------------------------------------------------------------------
Net assets at end of year                                          $323,087,264  $311,730,676
---------------------------------------------------------------------------------------------
Undistributed net investment income                                $     99,537  $    256,370
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  63

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------






                                                                           RIVERSOURCE
                                                                    NEW YORK TAX-EXEMPT FUND
YEAR ENDED AUG. 31,                                                       2009          2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $ 2,283,385  $  2,349,562
Net realized gain (loss) on investments                               (739,903)     (245,291)
Net change in unrealized appreciation (depreciation) on
  investments                                                          702,309      (522,090)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      2,245,791     1,582,181
--------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (2,138,780)   (2,189,003)
    Class B                                                           (113,911)     (134,397)
    Class C                                                            (26,205)      (23,906)
  Net realized gain
    Class A                                                                 --       (98,846)
    Class B                                                                 --        (7,550)
    Class C                                                                 --        (1,363)
--------------------------------------------------------------------------------------------
Total distributions                                                 (2,278,896)   (2,455,065)
--------------------------------------------------------------------------------------------
Share transactions
Proceeds from sales
  Class A shares                                                     6,574,142     3,812,133
  Class B shares                                                       259,408       277,150
  Class C shares                                                       322,075       115,478
Reinvestment of distributions at net asset value
  Class A shares                                                     1,749,901     1,915,808
  Class B shares                                                        95,703       125,138
  Class C shares                                                        24,460        24,019
Conversions from Class B to Class A
  Class A shares                                                     1,435,523       373,093
  Class B shares                                                    (1,435,523)     (373,093)
Payments for redemptions
  Class A shares                                                    (9,315,791)  (11,068,956)
  Class B shares                                                      (350,063)   (1,021,545)
  Class C shares                                                      (140,906)     (204,109)
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions             (781,071)   (6,024,884)
--------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (814,176)   (6,897,768)
Net assets at beginning of year                                     56,793,081    63,690,849
--------------------------------------------------------------------------------------------
Net assets at end of year                                          $55,978,905  $ 56,793,081
--------------------------------------------------------------------------------------------
Undistributed net investment income                                $    20,364  $     15,877
--------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
64  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.
RiverSource California Tax-Exempt Fund

                                                                                                    YEAR ENDED
                                                              YEAR ENDED AUG. 31,                    JUNE 30,
CLASS A                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $4.90      $5.03      $5.16       $5.06       $5.27      $5.11
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .21        .20        .20         .03         .19        .20
Net gains (losses) (both realized and
 unrealized)                                        (.05)      (.09)      (.13)        .10        (.15)       .23
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .16        .11        .07         .13         .04        .43
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.21)      (.20)      (.20)       (.03)       (.19)      (.20)
Distributions from realized gains                     --       (.04)        --          --        (.06)      (.07)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.21)      (.24)      (.20)       (.03)       (.25)      (.27)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.85      $4.90      $5.03       $5.16       $5.06      $5.27
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       3.59%      2.13%      1.35%       2.63%        .81%      8.53%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                        .86%       .87%       .88%         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                    .82%       .80%(e)    .80%         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                           .83%       .86%       .87%        .87%(f)     .88%       .86%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                        .79%       .79%(e)    .79%        .79%(f)     .81%       .86%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       4.54%      4.01%      3.89%       3.81%(f)    3.69%      3.71%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $157       $172       $164        $170        $171       $190
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              49%        49%        62%          7%         20%        28%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  65

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
RiverSource California Tax-Exempt Fund


                                                                                                    YEAR ENDED
                                                              YEAR ENDED AUG. 31,                    JUNE 30,
CLASS B                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $4.90      $5.03      $5.16       $5.06       $5.27      $5.11
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .18        .16        .16         .03         .15        .16
Net gains (losses) (both realized and
 unrealized)                                        (.06)      (.09)      (.13)        .10        (.15)       .23
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .12        .07        .03         .13          --        .39
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.17)      (.16)      (.16)       (.03)       (.15)      (.16)
Distributions from realized gains                     --       (.04)        --          --        (.06)      (.07)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.17)      (.20)      (.16)       (.03)       (.21)      (.23)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.85      $4.90      $5.03       $5.16       $5.06      $5.27
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       2.81%      1.37%       .59%       2.50%        .05%      7.72%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                       1.61%      1.62%      1.63%         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                   1.57%      1.55%(e)   1.55%         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                          1.58%      1.61%      1.62%       1.62%(f)    1.63%      1.61%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                       1.54%      1.54%(e)   1.54%       1.55%(f)    1.57%      1.61%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.78%      3.27%      3.12%       3.01%(f)    2.92%      2.95%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $3         $5         $6          $9         $11        $16
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              49%        49%        62%          7%         20%        28%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
66  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund


                                                                                                    YEAR ENDED
                                                              YEAR ENDED AUG. 31,                    JUNE 30,
CLASS C                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $4.91      $5.04      $5.17       $5.07       $5.28      $5.12
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .18        .16        .16         .03         .15        .16
Net gains (losses) (both realized and
 unrealized)                                        (.07)      (.09)      (.13)        .10        (.15)       .23
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .11        .07        .03         .13          --        .39
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.17)      (.16)      (.16)       (.03)       (.15)      (.16)
Distributions from realized gains                     --       (.04)        --          --        (.06)      (.07)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.17)      (.20)      (.16)       (.03)       (.21)      (.23)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.85      $4.91      $5.04       $5.17       $5.07      $5.28
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       2.60%      1.38%       .60%       2.50%        .06%      7.71%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                       1.61%      1.62%      1.63%         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                   1.57%      1.55%(e)   1.55%         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                          1.58%      1.61%      1.62%       1.63%(f)    1.64%      1.62%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                       1.54%      1.54%(e)   1.54%       1.55%(f)    1.58%      1.62%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.78%      3.18%      3.13%       3.05%(f)    2.93%      2.94%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $3         $3         $2          $2          $2         $3
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              49%        49%        62%          7%         20%        28%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  67

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
RiverSource California Tax-Exempt Fund


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from July 1, 2006 to Aug. 31, 2006.
(b) In addition to the fees and expenses the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Expense ratio is before the reduction for earnings/bank fee credits on cash balances. For the year ended Aug. 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.
(f) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
68  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


                                                                                                    YEAR ENDED
                                                              YEAR ENDED AUG. 31,                    JUNE 30,
CLASS A                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $5.11      $5.14      $5.27       $5.17       $5.35      $5.20
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .21        .21        .19         .03         .18        .18
Net gains (losses) (both realized and
 unrealized)                                         .05       (.03)      (.13)        .10        (.17)       .17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .26        .18        .06         .13         .01        .35
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.21)      (.21)      (.19)       (.03)       (.18)      (.18)
Distributions from realized gains                     --         --         --          --        (.01)      (.02)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.21)      (.21)      (.19)       (.03)       (.19)      (.20)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $5.16      $5.11      $5.14       $5.27       $5.17      $5.35
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.50%      3.50%      1.26%       2.56%        .29%      6.73%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                        .88%       .99%      1.05%       1.06%(f)    1.01%       .95%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                    .84%       .95%(e)    .99%        .98%(f)     .96%       .95%
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                           .83%       .83%       .85%        .87%(f)     .86%       .85%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                        .79%       .79%(e)    .79%        .79%(f)     .81%       .85%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       4.31%      4.05%      3.70%       3.60%(f)    3.52%      3.37%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $301       $289       $288        $309        $303       $341
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              33%        23%        26%          3%         13%        15%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  69

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


                                                                                                    YEAR ENDED
                                                              YEAR ENDED AUG. 31,                    JUNE 30,
CLASS B                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $5.12      $5.15      $5.27       $5.17       $5.35      $5.20
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .18        .17        .15         .03         .14        .14
Net gains (losses) (both realized and
 unrealized)                                         .04       (.03)      (.11)        .10        (.17)       .17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .22        .14        .04         .13        (.03)       .31
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.18)      (.17)      (.16)       (.03)       (.14)      (.14)
Distributions from realized gains                     --         --         --          --        (.01)      (.02)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.18)      (.17)      (.16)       (.03)       (.15)      (.16)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $5.16      $5.12      $5.15       $5.27       $5.17      $5.35
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.50%      2.72%       .70%       2.42%       (.47%)     5.94%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE DAILY NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                       1.63%      1.75%      1.80%       1.81%(f)    1.77%      1.70%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                   1.59%      1.70%(e)   1.75%       1.74%(f)    1.72%      1.70%
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                          1.58%      1.59%      1.60%       1.62%(f)    1.62%      1.60%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                       1.54%      1.54%(e)   1.55%       1.55%(f)    1.57%      1.60%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.56%      3.29%      2.93%       2.81%(f)    2.75%      2.62%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $9        $14        $20         $29         $34        $49
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              33%        23%        26%          3%         13%        15%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
70  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


                                                                                                    YEAR ENDED
                                                              YEAR ENDED AUG. 31,                    JUNE 30,
CLASS C                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $5.12      $5.15      $5.27       $5.17       $5.35      $5.20
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .18        .17        .15         .03         .14        .14
Net gains (losses) (both realized and
 unrealized)                                         .04       (.03)      (.11)        .10        (.17)       .17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .22        .14        .04         .13        (.03)       .31
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.18)      (.17)      (.16)       (.03)       (.14)      (.14)
Distributions from realized gains                     --         --         --          --        (.01)      (.02)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.18)      (.17)      (.16)       (.03)       (.15)      (.16)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $5.16      $5.12      $5.15       $5.27       $5.17      $5.35
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.51%      2.72%       .70%       2.42%       (.47%)     5.94%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                       1.63%      1.75%      1.80%       1.82%(f)    1.77%      1.71%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                   1.59%      1.70%(e)   1.75%       1.74%(f)    1.72%      1.71%
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                          1.58%      1.59%      1.60%       1.63%(f)    1.62%      1.61%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                       1.54%      1.54%(e)   1.55%       1.55%(f)    1.57%      1.61%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.55%      3.29%      2.94%       2.84%(f)    2.76%      2.62%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $13         $8         $7          $8          $8         $9
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              33%        23%        26%          3%         13%        15%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  71

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
RiverSource Minnesota Tax-Exempt Fund


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from July 1, 2006 to Aug. 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Expense ratio is before the reduction for earnings/bank fee credits on cash balances. For the year ended Aug. 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.
(f) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
72  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund


                                                                                                    YEAR ENDED
                                                              YEAR ENDED JULY 31,                    JUNE 30,
CLASS A                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $4.85      $4.93      $5.05       $4.95       $5.18      $5.07
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .20        .20        .19         .03         .19        .18
Net gains (losses) (both realized and
 unrealized)                                         .01       (.07)      (.11)        .10        (.18)       .17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .21        .13        .08         .13         .01        .35
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.20)      (.20)      (.19)       (.03)       (.19)      (.18)
Distributions from realized gains                     --       (.01)      (.01)         --        (.05)      (.06)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.20)      (.21)      (.20)       (.03)       (.24)      (.24)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.86      $4.85      $4.93       $5.05       $4.95      $5.18
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.62%      2.59%      1.53%       2.67%        .20%      7.04%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                       1.02%      1.12%      1.18%       1.20%(f)    1.13%      1.02%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                    .81%       .93%(e)   1.00%        .98%(f)     .98%       .98%
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                          1.00%       .98%       .97%       1.01%(f)     .96%       .92%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                        .79%       .79%(e)    .79%        .79%(f)     .81%       .88%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       4.30%      4.03%      3.81%       3.77%(f)    3.75%      3.47%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $53        $53        $58         $63         $63        $73
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              34%        31%        28%          7%         17%        30%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
RiverSource New York Tax-Exempt Fund


                                                                                                    YEAR ENDED
                                                              YEAR ENDED AUG. 31,                    JUNE 30,
CLASS B                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $4.85      $4.93      $5.05       $4.95       $5.18      $5.07
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .17        .16        .15         .03         .15        .14
Net gains (losses) (both realized and
 unrealized)                                          --       (.07)      (.11)        .10        (.18)       .17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .17        .09        .04         .13        (.03)       .31
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.16)      (.16)      (.15)       (.03)       (.15)      (.14)
Distributions from realized gains                     --       (.01)      (.01)         --        (.05)      (.06)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.16)      (.17)      (.16)       (.03)       (.20)      (.20)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.86      $4.85      $4.93       $5.05       $4.95      $5.18
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       3.83%      1.83%       .76%       2.54%       (.55%)     6.23%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                       1.77%      1.87%      1.93%       1.95%(f)    1.88%      1.77%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                   1.56%      1.68%(e)   1.76%       1.74%(f)    1.75%      1.74%
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                          1.75%      1.73%      1.72%       1.76%(f)    1.71%      1.67%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                       1.54%      1.54%(e)   1.55%       1.55%(f)    1.58%      1.64%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.54%      3.28%      3.05%       2.98%(f)    2.98%      2.70%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $2         $4         $5          $7          $8        $11
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              34%        31%        28%          7%         17%        30%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
74  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund


                                                                                                    YEAR ENDED
                                                              YEAR ENDED AUG. 31,                    JUNE 30,
CLASS C                                            ----------------------------------------      ----------------
PER SHARE DATA                                      2009       2008       2007      2006(a)       2006       2005
Net asset value, beginning of period               $4.85      $4.92      $5.05       $4.95       $5.18      $5.07
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .17        .16        .15         .03         .15        .14
Net gains (losses) (both realized and
 unrealized)                                          --       (.06)      (.12)        .10        (.18)       .17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .17        .10        .03         .13        (.03)       .31
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.16)      (.16)      (.15)       (.03)       (.15)      (.14)
Distributions from realized gains                     --       (.01)      (.01)         --        (.05)      (.06)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                 (.16)      (.17)      (.16)       (.03)       (.20)      (.20)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.86      $4.85      $4.92       $5.05       $4.95      $5.18
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       3.84%      2.04%       .56%       2.54%       (.55%)     6.23%
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement (including interest and fee
 expense)(c)                                       1.77%      1.87%      1.93%       1.97%(f)    1.89%      1.78%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest and fee
 expense)(c),(d)                                   1.56%      1.68%(e)   1.76%       1.74%(f)    1.75%      1.74%
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/
 reimbursement (excluding interest and fee
 expense)                                          1.75%      1.73%      1.72%       1.78%(f)    1.72%      1.68%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest and fee
 expense)(d)                                       1.54%      1.54%(e)   1.55%       1.55%(f)    1.58%      1.64%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.55%      3.28%      3.05%       3.01%(f)    2.99%      2.70%
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $1         $1         $1          $1          $1         $1
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              34%        31%        28%          7%         17%        30%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  75

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
RiverSource New York Tax-Exempt Fund


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from July 1, 2006 to Aug. 31, 2006.
(b) In addition to the fees and expenses the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(c) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Expense ratio is before reduction for earnings/bank fee credits on cash balances. For the year ended Aug. 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01%.
(f) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
76  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust are organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (together with RiverSource California Tax-Exempt Fund, herein after referred to as the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by each Fund's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-

--------------------------------------------------------------------------------
78  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


commitments. At Aug. 31, 2009, the outstanding when-issued securities for the Funds are as follows:

                                                 WHEN-ISSUED
FUND                                              SECURITIES
------------------------------------------------------------
RiverSource California Tax-Exempt Fund            $2,908,340
RiverSource New York Tax-Exempt Fund                 724,148


INVERSE FLOATER PROGRAM TRANSACTIONS
Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Aug. 31, 2009, the Funds had no outstanding short-term floating rate notes held in trust.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of each Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

Each Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.


--------------------------------------------------------------------------------
80  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FUTURES TRANSACTIONS
Each Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. Each Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, each Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by each Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Each Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, each Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. At Aug. 31, 2009, and for the year then ended, the Funds had no outstanding futures contracts.

INTEREST RATE SWAP TRANSACTIONS
Each Fund may enter into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); each Fund will realize

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  81

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



a gain or loss upon the payment or receipt of accrued interest. Each Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. Each Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty. This risk is mitigated by having a master netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover each Fund's exposure to the counterparty. At Aug. 31, 2009, and for the year then ended, the Funds had no outstanding interest rate swap contracts.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% as each Fund's net assets increase. The management fee for the year ended Aug. 31, 2009 was 0.41% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc., the parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% as each Fund's net assets increase. The fee for the year ended Aug. 31, 2009 was 0.07% of each Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
82  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


administrative services to the Funds and the Board. For the year ended Aug. 31, 2009, other expenses paid to this company are as follows:

FUND                                                AMOUNT
----------------------------------------------------------
RiverSource California Tax-Exempt Fund              $1,025
RiverSource Minnesota Tax-Exempt Fund                1,756
RiverSource New York Tax-Exempt Fund                   351


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other funds in the RiverSource Family of Funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  83

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                           CLASS B  CLASS C
---------------------------------------------------------------
RiverSource California Tax-Exempt Fund        $ 88,000  $23,000
RiverSource Minnesota Tax-Exempt Fund          239,000   80,000
RiverSource New York Tax-Exempt Fund            64,000    8,000


These amounts are based on the most recent information available as of July 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the year ended Aug. 31, 2009 are as follows:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
RiverSource California Tax-Exempt Fund   $ 85,410   $6,569   $  368
RiverSource Minnesota Tax-Exempt Fund     401,213    4,070    1,499
RiverSource New York Tax-Exempt Fund       19,110    1,807       75


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Aug. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Funds' net expenses (excluding interest and fee expenses related to each Fund's participation in certain inverse floater programs and fees and expenses of acquired funds*) are as follows:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
RiverSource California Tax-Exempt Fund      0.79%    1.54%    1.54%
RiverSource Minnesota Tax-Exempt Fund       0.79     1.54     1.54
RiverSource New York Tax-Exempt Fund        0.79     1.54     1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
RiverSource California Tax-Exempt Fund    $11,662   $  434   $  228
RiverSource Minnesota Tax-Exempt Fund      36,360    2,207    1,359
RiverSource New York Tax-Exempt Fund       10,869      848      188




--------------------------------------------------------------------------------
84  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The management fees waived/reimbursed at the Fund level were as follows:

FUND                                                AMOUNT
-----------------------------------------------------------
RiverSource California Tax-Exempt Fund             $ 56,436
RiverSource Minnesota Tax-Exempt Fund                76,094
RiverSource New York Tax-Exempt Fund                101,205


Under an agreement which was effective until Aug. 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to each Fund's participation in certain inverse floater programs and fees and expenses of acquired funds*), would not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C of each class' average daily net assets.

Effective Sept. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to each Fund's participation in certain inverse floater programs and fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
RiverSource California Tax-Exempt Fund      0.79%    1.54%    1.54%
RiverSource Minnesota Tax-Exempt Fund       0.79     1.55     1.54
RiverSource New York Tax-Exempt Fund        0.79     1.54     1.54


* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended Aug. 31, 2009, the Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                AMOUNT
----------------------------------------------------------
RiverSource California Tax-Exempt Fund              $2,507
RiverSource Minnesota Tax-Exempt Fund                3,043




--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  85

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


5. SECURITIES TRANSACTIONS

For the year ended Aug. 31, 2009, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                       PURCHASES     PROCEEDS
------------------------------------------------------------------
RiverSource California Tax-Exempt Fund   $ 76,367,361  $82,865,015
RiverSource Minnesota Tax-Exempt Fund     109,714,575   97,651,277
RiverSource New York Tax-Exempt Fund       17,785,310   17,562,597


Realized gains and losses are determined on an identified cost basis.

6. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                            CALIFORNIA               MINNESOTA                NEW YORK
                         TAX-EXEMPT FUND          TAX-EXEMPT FUND          TAX-EXEMPT FUND
                     -----------------------  -----------------------  ----------------------
YEAR ENDED AUG. 31,     2009         2008        2009         2008        2009        2008
---------------------------------------------------------------------------------------------
CLASS A
Sold                  4,355,164   12,923,570   8,539,717    8,434,666   1,430,554     775,122
Converted from
  Class B shares*       240,409      250,340     748,093      687,520     300,948      76,454
Reinvested
  distributions       1,037,102    1,151,547   2,034,376    1,854,907     377,970     390,445
Redeemed             (8,449,034) (11,856,270) (9,451,083) (10,357,016) (2,046,046) (2,246,691)
---------------------------------------------------------------------------------------------
Net increase
  (decrease)         (2,816,359)   2,469,187   1,871,103      620,077      63,426  (1,004,670)
---------------------------------------------------------------------------------------------

CLASS B
Sold                     96,134      170,107     218,554      291,180      56,152      56,763
Reinvested
  distributions          27,005       42,038      82,625      100,267      20,715      25,495
Converted to Class
  A shares*            (240,917)    (250,340)   (748,093)    (687,520)   (300,948)    (76,454)
Redeemed               (277,603)    (212,640)   (527,471)    (792,624)    (76,176)   (207,588)
---------------------------------------------------------------------------------------------
Net increase
  (decrease)           (395,381)    (250,835)   (974,385)  (1,088,697)   (300,257)   (201,784)
---------------------------------------------------------------------------------------------

CLASS C
Sold                    100,253      337,281     964,981      503,745      68,512      23,555
Reinvested
  distributions          16,658       13,927      59,157       43,204       5,278       4,894
Redeemed               (152,756)    (147,407)   (234,610)    (259,716)    (30,213)    (41,259)
---------------------------------------------------------------------------------------------
Net increase
  (decrease)            (35,845)     203,801     789,528      287,233      43,577     (12,810)
---------------------------------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase.

7. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement,

--------------------------------------------------------------------------------
86  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Funds had no borrowings during the year ended Aug. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, each Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby each Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, post-October losses and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  87

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                    RIVERSOURCE  RIVERSOURCE  RIVERSOURCE
                                     CALIFORNIA   MINNESOTA     NEW YORK
                                     TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
                                        FUND         FUND         FUND
-------------------------------------------------------------------------
Undistributed net investment
  income                                $--          $--          $(2)
Accumulated net realized gain
  (loss)                                 --           --            6
-------------------------------------------------------------------------
Additional paid-in capital
  reduction (increase)                  $--          $--          $ 4
-------------------------------------------------------------------------


The tax character of distributions paid for the years indicated is as follows:

RiverSource California Tax-Exempt Fund

                                            YEAR ENDED AUG. 31,
                                      2009                      2008
                            ------------------------  ------------------------
                             ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
                             INCOME(a)  CAPITAL GAIN   INCOME(a)  CAPITAL GAIN
------------------------------------------------------------------------------
Class A                     $7,049,353       $--      $6,677,475   $1,180,746
Class B                        149,044        --         186,201       42,307
Class C                         93,719        --          67,790       10,891


(a) Tax-exempt interest distributions were 100% and 99.93% of cash basis distributions paid for the years ended Aug. 31, 2009 and 2008, respectively.

RiverSource Minnesota Tax-Exempt Fund

                                           YEAR ENDED AUG. 31,
                                     2009                       2008
                          -------------------------  -------------------------
                            ORDINARY     LONG-TERM     ORDINARY     LONG-TERM
                           INCOME(b)   CAPITAL GAIN   INCOME(b)   CAPITAL GAIN
------------------------------------------------------------------------------
Class A                   $12,286,856       $--      $11,396,501       $--
Class B                       461,961        --          578,310        --
Class C                       334,186        --          248,552        --


(b) Tax-exempt interest distributions were 99.98% and 98.75% of cash basis distributions paid for the years ended Aug. 31, 2009 and 2008, respectively.


--------------------------------------------------------------------------------
88  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource New York Tax-Exempt Fund

                                            YEAR ENDED AUG. 31,
                                      2009                      2008
                            ------------------------  ------------------------
                             ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
                             INCOME(c)  CAPITAL GAIN   INCOME(c)  CAPITAL GAIN
------------------------------------------------------------------------------
Class A                     $2,138,780       $--      $2,189,026     $98,823
Class B                        113,911        --         134,399       7,548
Class C                         26,205        --          23,906       1,363


(c) Tax-exempt interest distributions were 100% of cash basis distributions paid for the years ended Aug. 31, 2009 and 2008.

At Aug. 31, 2009, the components of distributable earnings on a tax basis are as follows:

                        UNDISTRIBUTED   UNDISTRIBUTED  ACCUMULATED    UNREALIZED
                          TAX-EXEMPT     ACCUMULATED     REALIZED    APPRECIATION
FUND                        INCOME     LONG-TERM GAIN      LOSS     (DEPRECIATION)
----------------------------------------------------------------------------------
RiverSource California
  Tax-Exempt Fund          $135,061          $--       $(2,622,059)   $(2,222,347)
RiverSource Minnesota
  Tax-Exempt Fund           254,063           --        (2,322,451)     4,395,758
RiverSource New York
  Tax-Exempt Fund            44,362           --          (897,923)       615,821


For federal income tax purposes, capital loss carry-overs at Aug. 31, 2009 were as follows:

FUND                       2013       2014     2015     2016       2017
--------------------------------------------------------------------------
RiverSource California
  Tax-Exempt Fund       $       --  $     --  $   --  $359,905  $1,247,347
RiverSource Minnesota
  Tax-Exempt Fund        1,199,755   913,006   3,601        --     206,089
RiverSource New York
  Tax-Exempt Fund               --        --      --     3,664     341,015


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, each Fund is permitted to treat net capital losses realized between Nov. 1, 2008, and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Aug. 31, 2009, post-October losses that are treated as occurring on Sept. 1, 2009 were as follows:

FUND                                           POST-OCTOBER LOSS
----------------------------------------------------------------
RiverSource California Tax-Exempt Fund             $1,014,807
RiverSource New York Tax-Exempt Fund                  553,244




--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  89

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of its capital loss carry-overs before they expire.

9. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Each Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state fund's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Oct. 21, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution

--------------------------------------------------------------------------------
90  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  91

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
92  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  93

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST AND
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiverSource California Tax-Exempt Fund of the RiverSource California Tax-Exempt Trust and of RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (two of the portfolios constituting the RiverSource Special Tax-Exempt Series Trust) (collectively, the Funds) as of August 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through August 31, 2006, were audited by other auditors whose reports dated October 20, 2006, (for RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund) and February 20, 2007, (for RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund) expressed unqualified opinions on those financial highlights.


--------------------------------------------------------------------------------
94  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust at August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
October 21, 2009


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  95

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

RiverSource California Tax-Exempt Fund
Fiscal year ended Aug. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................       100%


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Aug. 31, 2009 was 8.22%.

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Minnesota Tax-Exempt Fund
Fiscal year ended Aug. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     99.98%


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Aug. 31, 2009 was 7.12%.

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
96  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource New York Tax-Exempt Fund
Fiscal year ended Aug. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................       100%


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Aug. 31, 2009 was 11.76%.

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  97

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
98  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  99

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
100  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company and RiverSource Service Corporation since 2009;
Age 58                                           Chief Compliance Officer for each of the Seligman funds
                                                 since 2004; Anti-Money Laundering Prevention Officer
                                                 and Identity Theft Prevention Officer for each of the
                                                 Seligman funds since 2008; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004            Ameriprise Financial, Inc. since 2004; Compliance
Minneapolis, MN 55474                            Director, Ameriprise Financial, Inc., 2004-2008
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  101

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (each a "Fund" and collectively, the "Funds"). Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Funds and all funds in the RiverSource Family of Funds (collectively, the "RiverSource Funds").

On an annual basis, the Funds' Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and performance of the Funds. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Funds.

--------------------------------------------------------------------------------
102  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each Fund, the performance of each Fund's benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund; and (ii) a report detailing each Fund's performance over various periods, recent inflows (and outflows) for each Fund and a comparison of each Fund's net assets from December 2007 to December 2008. The Board observed that each Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with each
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to each Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of each Fund).


--------------------------------------------------------------------------------
                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  103

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the RiverSource Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that each Fund's total expense ratio (after considering proposed expense caps/waivers) was below its peer group's median expense ratio shown in the reports.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the RiverSource Funds on portfolio transactions. The Board noted that the fees paid by each Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as each Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
104  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                   RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2009 ANNUAL REPORT  105

RIVERSOURCE STATE TAX-EXEMPT FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                            S-6328 AJ (10/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

          (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne
          P. Jones, each qualify as audit committee financial experts.

Item 4.   Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Special Tax-Exempt Series Trust were as follows:

                          2009 - $52,862          2008 - $52,250

(b) Audit-Related Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for additional audit-related services rendered for RiverSource Special Tax-Exempt Series Trust were as follows:

                          2009 - $750             2008 - $750

(c) Tax Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Special Tax-Exempt Series Trust were as follows:

                          2009 - $6,360           2008 - $6,360

(d) All Other Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Special Tax-Exempt Series Trust were as follows:

                          2009 - $0               2008 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 and 2008 were pre-approved by the audit committee.


(f)  Not applicable.


(g) Non-Audit Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                          2009 - $829,596         2008 - $620,310

(h) 100% of the services performed in item (g) above during 2009 and 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.   Audit Committee of Listed Registrants. Not applicable.

Item 6.   Investments.

(a) The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.  Submission of matters to a vote of security holders. Not applicable.

Item 11.  Controls and Procedures.

          (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

          (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

          (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

          (a)(3) Not applicable.

          (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource Special Tax-Exempt Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 4, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date November 4, 2009